UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.

ILA FEDERAL PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 98.5%
Federal Farm Credit Bank
$48,100,000	0.100%		10/01/08	$48,100,000
35,000,000	0.350		10/01/08	35,000,000
3,000,000	1.500		10/01/08	3,000,000
25,000,000	1.960	(a)	10/01/08	24,961,241
25,000,000	2.060	(a)	10/01/08	25,000,000
30,500,000	2.070	(a)	10/01/08	30,497,261
65,000,000	2.080	(a)	10/01/08	65,000,000
15,000,000	2.230	(a)	10/01/08	15,000,000
18,000,000	2.345	(a)	10/01/08	18,000,000
20,000,000	2.346	(a)	10/01/08	19,999,352
132,000,000	2.386	(a)	10/01/08	132,000,000
1,000,000	1.500		10/03/08	999,917
40,000,000	0.400		10/06/08	39,997,778
10,000,000	1.801		10/06/08	9,997,500
5,000,000	1.801		10/07/08	4,998,500
5,000,000	1.901		10/07/08	4,998,417
18,000,000	0.450		10/08/08	17,998,425
1,000,000	1.801		10/08/08	999,650
20,000,000	2.208		10/08/08	19,991,444
3,000,000	0.100		10/10/08	2,999,925
5,000,000	0.100		10/14/08	4,999,819
20,000,000	2.199		10/14/08	19,984,183
28,000,000	2.293	(a)	10/16/08	27,980,188
25,000,000	2.357	(a)	10/17/08	24,999,374
15,000,000	2.649	(a)	10/23/08	15,000,000
80,000,000	3.036	(a)	10/24/08	79,997,319
10,000,000	0.750		10/30/08	9,993,958
2,000,000	2.258		11/25/08	1,993,125
3,000,000	1.905		11/26/08	2,991,133
12,000,000	2.646	(a)	12/17/08	12,000,000
3,632,000	2.625		02/04/09	3,634,301
10,000,000	2.375		02/19/09	9,998,112
10,000,000	2.737		02/26/09	9,889,000
3,000,000	2.992	(a)	03/03/09	3,000,000
8,000,000	3.756	(a)	03/30/09	7,999,625
Federal Home Loan Bank
50,000,000	0.100		10/01/08	50,000,000
85,000,000	1.810	(a)	10/01/08	85,000,000
20,000,000	1.860	(a)	10/01/08	20,000,000
10,000,000	1.870	(a)	10/01/08	10,000,000
25,000,000	1.950	(a)	10/01/08	25,000,000
9,000,000	1.970	(a)	10/01/08	8,999,505
60,000,000	2.090	(a)	10/01/08	60,000,000
18,100,000	2.462		10/01/08	18,100,000
80,000,000	1.850		10/02/08	79,995,889
65,000,000	2.351		10/03/08	64,991,557
75,000,000	0.100		10/06/08	74,998,958
34,000,000	0.350		10/06/08	33,998,347
70,000,000	2.151		10/06/08	69,979,097
122,000,000	0.600		10/07/08	121,987,800
75,000,000	2.364		10/08/08	74,965,729
75,000,000	2.599	(a)	10/08/08	74,983,323
12,000,000	2.630	(a)	10/10/08	11,999,886
93,000,000	2.613	(a)	10/14/08	93,000,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank (continued)
$9,000,000	2.002%		10/16/08	$8,992,500
60,000,000	2.616	(a)	10/16/08	59,983,756
25,000,000	2.363		10/17/08	24,973,778
33,000,000	2.576		10/17/08	32,962,453
900,000	2.434		10/24/08	898,609
10,000,000	2.355		10/27/08	9,983,028
37,000,000	2.404		10/31/08	36,926,308
50,000,000	2.436		10/31/08	49,899,167
30,000,000	2.588		10/31/08	29,935,750
50,000,000	2.465		11/05/08	49,880,903
5,000,000	2.654	(a)	11/05/08	4,998,027
124,000,000	2.683	(a)	11/11/08	124,000,559
37,000,000	2.445		11/12/08	36,895,105
35,100,000	2.455		11/12/08	35,000,082
6,000,000	3.625		11/14/08	6,006,957
80,000,000	2.687	(a)	11/18/08	79,998,530
100,000,000	2.599	(a)	11/19/08	100,027,977
60,000,000	2.566		11/21/08	59,783,250
20,245,000	2.576		11/21/08	20,171,578
35,000,000	2.607		11/26/08	34,858,989
20,000,000	2.595	(a)	11/27/08	20,003,246
20,000,000	2.628		12/01/08	19,911,550
85,000,000	2.635	(a)	12/06/08	84,967,461
25,000,000	2.585	(a)	12/08/08	25,000,000
50,000,000	2.582	(a)	12/10/08	50,000,000
40,000,000	2.639	(a)	12/13/08	39,979,520
60,000,000	2.175		12/17/08	59,722,287
15,000,000	2.240		12/19/08	14,988,219
3,000,000	5.125		12/29/08	3,018,887
12,000,000	5.250		01/14/09	12,094,205
50,000,000	2.840		01/20/09	49,568,333
32,000,000	2.846		02/02/09	31,690,276
12,000,000	2.750		02/04/09	12,011,925
7,995,000	2.460		03/11/09	7,908,114
58,000,000	2.500		03/17/09	57,980,200
21,000,000	2.200		04/03/09	20,989,414
15,000,000	2.550		05/05/09	14,998,996
12,000,000	2.500		05/07/09	11,995,721
26,000,000	3.170		06/23/09	26,000,273

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$3,101,005,571

U.S. Treasury Obligation — 1.4%
United States Treasury Bills
$42,000,000	0.340%		10/23/08	$41,991,273

TOTAL INVESTMENTS — 99.9%				$3,142,996,844

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%				4,201,926

NET ASSETS — 100.0%				$3,147,198,770

ILA FEDERAL PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at September 30, 2008.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA MONEY MARKET PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 14.3%
Aspen Funding Corp.
$5,000,000	6.001%	10/01/08	$5,000,000
Atlantic Asset Securitization LLC
10,000,000	2.788	11/19/08	9,962,297
Atlantis One Funding Corp.
5,000,000	6.501	10/01/08	5,000,000
BA Credit Card Trust (Emerald)
6,000,000	3.125	10/21/08	5,989,667
ING Bank NV
16,000,000	2.768	10/14/08	15,984,111
Kitty Hawk Funding Corp.
10,000,000	2.791	11/18/08	9,963,067
Newport Funding Corp.
5,000,000	4.003	10/06/08	4,997,222
Sheffield Receivables Corp.
5,000,000	4.254	10/07/08	4,996,458

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$61,892,822

Certificates of Deposit-Yankeedollar — 19.6%
Bank of Scotland PLC
$5,000,000	2.730%	10/06/08	$5,000,000
5,000,000	2.950	11/17/08	5,000,000
BNP Paribas SA
5,000,000	2.820	11/28/08	5,000,000
5,000,000	3.080	01/30/09	5,000,000
Calyon
5,000,000	3.020	10/27/08	5,000,000
7,000,000	2.760	11/12/08	7,000,000
Dexia Bank Belgium SA
5,000,000	2.840	11/03/08	5,000,066
Fortis Bank
5,000,000	2.830	11/20/08	5,000,000
HSBC Bank USA
5,000,000	3.040	02/26/09	5,000,000
Norinchukin Bank NY
7,000,000	2.800	11/06/08	7,000,000
5,000,000	2.800	11/20/08	5,000,000
Rabobank Nederland
3,000,000	3.010	02/19/09	3,000,000
1,000,000	3.000	02/26/09	1,000,000
UBS AG
12,000,000	2.860	11/07/08	12,000,000
Unicredito Italiano (London)
10,000,000	3.060	12/01/08	10,000,309

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$85,000,375

Certificate of Deposit-Eurodollar — 1.4%
ABN Amro Bank NV
$6,000,000	2.850%	11/10/08	$6,000,066

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 16.8%
Federal Home Loan Bank
$2,000,000	1.950	%(a)	10/01/08	$2,000,000
5,000,000	2.085	(a)	10/01/08	4,999,208
5,000,000	2.072		10/03/08	4,999,425
5,000,000	2.073		10/06/08	4,998,562
10,000,000	2.083		10/10/08	9,994,800
1,000,000	3.629	(a)	10/28/08	999,433
3,000,000	2.635	(a)	12/06/08	2,998,852
5,000,000	2.817	(a)	12/10/08	5,000,000
5,000,000	2.800		02/25/09	5,000,000
4,000,000	3.125		06/19/09	3,998,784
3,000,000	2.720		09/18/09	3,000,000
Federal Home Loan Mortgage Corp.(a)
5,000,000	3.010		10/20/08	5,000,000
Federal National Mortgage Association
3,000,000	1.800	(a)	10/01/08	2,999,724
12,000,000	2.549		11/17/08	11,960,363
5,000,000	2.698		02/09/09	4,951,603

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$72,900,754

Variable Rate Obligations(a) — 8.7%
ANZ National Bank Limited
$7,000,000	3.037%		12/10/08	$7,000,000
Australia and New Zealand Banking Group Ltd.
4,000,000	3.220		10/23/08	4,000,000
Commonwealth Bank of Australia
2,000,000	3.206		10/24/08	2,000,000
Deutsche Bank AG
5,000,000	3.001		10/06/08	5,000,000
National Australia Bank Ltd.
5,000,000	3.025		12/08/08	5,000,000
New York Life Insurance Co.(b)
5,000,000	3.912		12/22/08	5,000,000
Rabobank Nederland
5,000,000	2.992		11/10/08	5,000,000
Royal Bank of Canada
5,000,000	3.104		11/15/08	5,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$38,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT				$263,794,017

Repurchase Agreement(c) — 35.9%
Joint Repurchase Agreement Account II
$155,800,000	1.944%		10/01/08	$155,800,000
Maturity Value: $155,808,413

TOTAL INVESTMENTS — 96.7%				$419,594,017

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.3%				14,458,337

NET ASSETS — 100.0%				$434,052,354

ILA MONEY MARKET PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate or the Federal Funds Rate. Interest rate disclosed is that which is in effect at September 30, 2008.
(b) This security is not registered under the Securities Act of 1933, as amended. This security has been determined to be illiquid by the Investment Adviser. At September 30, 2008, this security amounted to $5,000,000 or approximately 1.2% of net assets.
(c) Joint repurchase agreement was entered into on September 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

ILA PRIME OBLIGATIONS PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Bank Notes — 1.5%
Wells Fargo & Co.
$6,023,500	3.552%	05/01/09	$6,025,274
Wells Fargo Bank, N.A.
5,000,000	2.950	05/29/09	5,000,000

TOTAL BANK NOTES			$11,025,274

Commercial Paper and Corporate Obligations — 34.4%
Aspen Funding Corp.
$5,000,000	6.000%	10/01/08	$5,000,000
Atlantic Asset Securitization Corp.
10,000,000	2.790	11/17/08	9,963,836
Atlantis One Funding Corp.
5,000,000	6.500	10/01/08	5,000,000
10,000,000	2.780	11/21/08	9,960,900
BA Credit Card Trust (Emerald)
5,000,000	3.130	10/16/08	4,993,542
9,000,000	3.130	10/21/08	8,984,500
Chariot Funding LLC
10,000,000	2.580	10/07/08	9,995,716
Citibank Credit Card Issuance Trust (Dakota Corp.)
5,000,000	2.900	11/04/08	4,986,400
10,000,000	2.920	11/21/08	9,958,917
5,000,000	2.920	12/02/08	4,975,028
Citigroup Funding, Inc.
10,000,000	2.960	11/05/08	9,971,417
5,000,000	2.940	11/24/08	4,978,100
5,000,000	2.950	12/11/08	4,971,107
Gemini Securitization Corp.
10,000,000	2.840	10/29/08	9,978,067
5,000,000	2.820	11/03/08	4,987,167
5,000,000	2.790	11/18/08	4,981,533
General Electric Capital Services, Inc.
10,000,000	2.630	11/03/08	9,976,167
5,000,000	2.880	02/05/09	4,949,905
JPMorgan Chase & Co.
10,000,000	2.580	11/07/08	9,973,792
10,000,000	3.000	02/02/09	9,898,217
2,000,000	2.980	02/09/09	1,978,640
Kitty Hawk Funding Corp.
17,339,000	2.770	11/14/08	17,280,722
LMA Americas LLC
10,000,000	2.820	11/24/08	9,958,000
Newport Funding Corp.
5,000,000	4.000	10/06/08	4,997,222
5,000,000	2.840	10/28/08	4,989,425
Old Line Funding Corp.
13,573,000	2.780	11/03/08	13,538,660
Park Avenue Receivables Co. LLC
7,000,000	2.680	10/10/08	6,995,327
Sheffield Receivables Corp.
5,000,000	4.250	10/07/08	4,996,458
10,000,000	2.770	11/19/08	9,962,569
Ticonderoga Funding LLC
10,000,000	2.790	11/18/08	9,963,067

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Yorktown Capital LLC
$15,127,000	2.770%		10/23/08	$15,101,578

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$248,245,979

Certificates of Deposit — 1.4%
Bank of America N.A.
$5,000,000	2.910%		12/19/08	$5,000,000
5,000,000	3.010		02/09/09	5,000,000

TOTAL CERTIFICATES OF DEPOSIT				$10,000,000

U.S. Government Agency Obligations — 19.2%
Federal Home Loan Bank
$3,000,000	1.950	%(a)	10/01/08	$3,000,000
5,000,000	2.085	(a)	10/01/08	4,999,208
30,000,000	2.090	(a)	10/01/08	30,000,000
10,000,000	2.070		10/03/08	9,998,850
10,000,000	2.070		10/06/08	9,997,125
15,000,000	2.080		10/10/08	14,992,200
2,000,000	3.629	(a)	10/28/08	1,998,867
5,000,000	2.635	(a)	12/06/08	4,998,086
10,000,000	2.817	(a)	12/10/08	10,000,000
10,000,000	2.220		01/02/09	9,985,952
5,000,000	2.760		02/11/09	5,000,000
5,000,000	2.800		02/25/09	5,000,000
7,000,000	3.125		06/19/09	6,997,872
2,000,000	2.700		07/07/09	1,999,770
5,000,000	2.720		09/18/09	5,000,000
Federal National Mortgage Association
5,000,000	1.800	(a)	10/01/08	4,999,540
10,000,000	2.700		02/09/09	9,903,205

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$138,870,675

Variable Rate Obligations(a) — 8.7%
Bank of America N.A.
$5,000,000	2.876%		09/18/08	$5,001,691
5,000,000	2.987		10/03/08	5,000,000
Eli Lilly & Co.
5,000,000	3.078		11/15/08	5,000,000
General Electric Capital Corp.
10,000,000	3.216		10/24/08	10,000,000
JPMorgan Chase & Co.
5,000,000	2.828		10/03/08	5,000,074
2,417,000	2.931		12/02/08	2,416,637
MassMutual Global Funding II LLC
5,000,000	2.908		10/03/08	5,000,000
MetLife, Inc.(b)
10,000,000	3.132		11/23/08	10,000,000

ILA PRIME OBLIGATIONS PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Metropolitan Life Global Funding I
$5,000,000	3.041%	10/09/08	$5,000,000
Procter & Gamble Co.
5,000,000	2.879	11/19/08	5,000,000
Wells Fargo & Co
5,000,000	3.380	12/23/08	5,003,320

TOTAL VARIABLE RATE OBLIGATIONS			$62,421,722

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$470,563,650

Repurchase Agreement(c) — 32.0%
Joint Repurchase Agreement Account II
$231,200,000	1.944%	10/01/08	$231,200,000
Maturity Value: $231,212,485

TOTAL INVESTMENTS — 97.2%			$701,763,650

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.8%			20,125,358

NET ASSETS — 100.0%			$721,889,008

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at September 30, 2008.
(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2008, these securities amounted to $10,000,000 or approximately 1.4% of net assets.
(c) Unless noted, all repurchase agreements were entered into on September 30, 2008. Additional information on Joint Repurchase Agreement Account II appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — 96.1%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2007-0053 A (Landesbank Hessen Thueringen SPA) (A-1)(a)
$3,465,000	4.700%	10/02/08	$3,465,000
Bay Area Toll Authority California Toll Bridge VRDN RB Putters Series 2008-2866 (JPMorgan Chase & Co. SPA) (A-1+)(a)(b)
6,815,000	4.390	10/02/08	6,815,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citigroup N.A. SPA) (A-1+)(a)
2,000,000	5.600	10/02/08	2,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-12016 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
4,000,000	4.440	10/02/08	4,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2001 B RMKT 08/28/08 (Calyon Bank SPA) (A-1+/VMIG1)
2,000,000	7.620	10/02/08	2,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2007 C-1 RMKT 08/28/08 (JPMorgan Chase Bank SPA) (A-1+/VMIG1)
9,000,000	6.250	10/02/08	9,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2008 B-1 (Bank of America N.A. SPA) (A-1+/VMIG1)
1,000,000	7.680	10/02/08	1,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2008 E-1 (Bank of America N.A. SPA) (A-1+/VMIG1)
2,000,000	6.500	10/02/08	2,000,000
California Communities Note Program TRANS Series 2008 A-3 (SP-1+/MIG1)
3,000,000	3.000	06/30/09	3,029,905
California Educational Facilities Authority Austin Trust VRDN RB Certificates Series 2007-1012 (Bank of America N.A. SPA) (A-1+)(a)
6,665,000	6.360	10/02/08	6,665,000
California Educational Facilities Authority VRDN RB California Institute of Technology Series 2006 B (A-1+/VMIG1)
1,000,000	6.250	10/02/08	1,000,000
California Educational Facilities Authority VRDN RB for Stanford University Series 1997 L-5 (A-1+/VMIG1)
3,900,000	7.750	10/01/08	3,900,000
California Educational Facilities Authority VRDN RB Putters Series 2008-2937Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,295,000	5.700	10/02/08	6,295,000
California Educational Facilities Authority VRDN RB Putters Series 2008-2953 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,675,000	5.810	10/02/08	3,675,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1995 L-3 (A-1+/VMIG1)
1,400,000	7.750	10/01/08	1,400,000
California Health Facilities Financing Authority for Kaiser Permanente CP Series 2008 E (A-1)
1,500,000	1.620	03/05/09	1,500,000
California Health Facilities Financing Authority VRDN RB Catholic West Series 2005 H (Bank of America N.A. LOC) (A-1+/VMIG1)
1,500,000	7.670	10/01/08	1,500,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C (A-1)
1,800,000	7.690	10/01/08	1,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2001 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$3,100,000	7.750%	10/01/08	$3,100,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 D (Bank of America N.A. LOC) (A-1+/VMIG1)(b)
4,750,000	7.670	10/01/08	4,750,000
California Health Facilities Financing Authority VRDN RB for Stanford Hospital Series 2008 B-1 (A-1/VMIG1)
16,000,000	8.000	10/01/08	16,000,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Putters Series 2008-2828 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,235,000	5.310	10/02/08	5,235,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Series 2007-1858 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
11,203,500	4.820	10/02/08	11,203,500
California Health Facilities Financing Authority VRDN RB Refunding for Lucille Packard Children’s Hospital Series 2008 C (A-1+/VMIG1)
13,020,000	6.250	10/02/08	13,020,000
California Infrastructure & Economic Development Bank VRDN RB California Academy of Sciences Series 2008 A (U.S. Bank N.A. LOC) (A-1+/VMIG1)
200,000	3.950	10/01/08	200,000
California Infrastructure & Economic Development Bank VRDN RB California Academy of Sciences Series 2008 C (Bank of Nova Scotia LOC) (A-1+/VMIG1)
5,600,000	3.950	10/01/08	5,600,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 D (A-1+/VMIG1)
1,125,000	3.750	10/01/08	1,125,000
California Infrastructure & Economic Development Bank VRDN RB J Paul Getty Trust Series 2007 B (A-1+/VMIG1)
600,000	3.750	10/01/08	600,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Trust Series 2008 A2 RMKT 03/28/08 (A-1+/VMIG1)
10,000,000	1.700	04/01/09	10,000,000
California Municipal Finance Authority VRDN PCRB Refunding for Chevron USA, Inc. Project Series 2005 (A-1+/P-1)
3,485,000	4.250	10/01/08	3,485,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-3 (Bank of New York LOC) (A-1+/VMIG1)
3,500,000	3.950	10/01/08	3,500,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
2,980,000	7.050	10/02/08	2,980,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries F-1 (Lloyds TSB Bank PLC LOC) (A-1+/VMIG1)
2,315,000	4.750	10/01/08	2,315,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries F-5 (Citibank N.A. LOC) (A-1+/VMIG1)(a)
3,400,000	6.250	10/01/08	3,400,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
California State Economic Recovery GO Series 2004 A (AA+/Aa3)
$1,500,000	5.000%	01/01/09	$1,508,935
California State Economic Recovery GO VRDN Series 2004 C-3 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,700,000	5.050	10/01/08	2,700,000
California State Economic Recovery GO VRDN Series 2004 C-5 (Bank of America N.A. SPA) (A-1+/VMIG1)
1,095,000	4.400	10/01/08	1,095,000
California State GO VRDN Floaters Series 2003 B-2 (BNP Paribas, Bank of New York and California State Teachers Retirement LOC) (A-1+/VMIG1)
1,000,000	8.500	10/01/08	1,000,000
California State GO VRDN Floaters Series 2007-2178 (Wells Fargo & Co. LOC) (A-1+)(a)
5,098,500	4.760	10/02/08	5,098,500
California State GO VRDN Kindergarten University Series 2004 A-10 (Citibank N.A. and California State Teachers Retirement LOC) (A-1+/VMIG1)
1,950,000	6.250	10/02/08	1,950,000
California State GO VRDN Kindergarten University Series 2004 A-4 (Citibank N.A. and California State Teachers Retirement LOC) (A-1+/VMIG1)
3,120,000	3.500	10/01/08	3,120,000
California State GO VRDN Kindergarten University Series 2004 A-5 (Citibank N.A. and California State Teachers Retirement LOC) (A-1+/VMIG1)
4,600,000	5.000	10/01/08	4,600,000
California State GO VRDN Kindergarten University Series 2004 A-7 (Citibank N.A. and California State Teachers Retirement LOC) (A-1+/VMIG1)
1,105,000	7.000	10/02/08	1,105,000
California State GO VRDN Series 2003 C-1 (Bank of America N.A., Bank of Nova Scotia and Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
5,090,000	7.000	10/02/08	5,090,000
California State GO VRDN Series 2005 Subseries B-4 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
3,200,000	8.000	10/01/08	3,200,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC) (Citibank N.A.) (A-1+)(a)
3,000,000	4.820	10/02/08	3,000,000
California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 B (A-1)
6,300,000	6.250	10/02/08	6,300,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 B (UBS AG LOC) (A-1+/VMIG1)
1,800,000	6.250	10/02/08	1,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A (A-1)
4,500,000	7.690	10/01/08	4,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (A-1)
3,000,000	7.690	10/01/08	3,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (A-1)
$1,800,000	7.690%	10/01/08	$1,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1)
4,900,000	7.690	10/01/08	4,900,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 C (A-1+/VMIG1)
5,000,000	1.950	05/28/09	5,000,000
California Statewide Communities Development Authority VRDN RB for St. Joseph Health System Series 2008 A (VMIG1)
20,900,000	6.250	10/02/08	20,900,000
California Statewide Communities Development Authority VRDN RB Refunding for Los Angeles County Museum of Art Series 2008 E (Wells Fargo Bank N.A. LOC) (A-1+)
4,000,000	8.090	10/01/08	4,000,000
California Statewide Communities Development Authority VRDN RB ROCS-R-II R-1563 Series 2008 (BHAC) (Citibank N.A.) (A-1+)(a)
800,000	4.570	10/02/08	800,000
Contra Costa Water District CP Series 2008 A (State Street Bank and California State Teachers Retirement) (A-1+)
2,000,000	1.500	10/07/08	2,000,000
12,500,000	1.600	10/08/08	12,500,000
12,500,000	1.400	10/16/08	12,500,000
East Bay Municipal Utility District CP Series 2008 (JPMorgan Chase & Co. SPA) (P-1/A-1+)
6,800,000	1.520	12/04/08	6,800,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 E (Lloyds TSB Bank PLC) (A-1+/VMIG1)
8,500,000	7.300	10/01/08	8,500,000
Eastern Municipal Water District Water & Sewer VRDN COPS Series 2008 A (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
8,445,000	8.250	10/02/08	8,445,000
Eastern Municipal Water District Water & Sewer VRDN RB Series 2008 B (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
10,600,000	8.250	10/02/08	10,600,000
Fremont California Unified High School District Santa Clara County GO VRDN Putters Series 2008-3109 (JPMorgan Chase Bank) (A-1+)(a)
6,185,000	4.800	10/02/08	6,185,000
Fresno California VRDN RB for Trinity Health Credit Series 2000 C (Landesbank Hessen-Thueringen and Chase Bank USA N.A. SPA) (A-1+/VMIG1)
500,000	8.900	10/02/08	500,000
Fresno County TRANS Series 2008 (SP-1+)
5,000,000	3.000	06/30/09	5,050,215
Glendale California VRDN COPS for Police Building Project Series 2000 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
18,700,000	7.750	10/02/08	18,700,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB Series 1985 RMKT-08/01/05 (FNMA LOC) (VMIG1)
5,000,000	9.250	10/01/08	5,000,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA LOC) (A-1+)
4,059,000	7.850	10/02/08	4,059,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA LOC) (A-1+)
$4,661,000	7.850%	10/02/08	$4,661,000
Los Angeles County TRANS Series 2008 A (SP-1+/MIG1)
8,000,000	3.000	06/30/09	8,083,334
Los Angeles Department of Water & Power Systems Revenue CP Series 2008 (Banco Bilbao Vizcaya SPA) (MIG1/SP-1+)
4,000,000	1.600	12/09/08	4,000,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-5 (Royal Bank of Canada, California Teachers Retirement and California Public Employees Retirement System SPA) (A-1+/VMIG1)
1,300,000	7.700	10/02/08	1,300,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-2 (Banco Bilboa Vizcaya SPA) (A-1+/VMIG1)
1,750,000	4.500	10/01/08	1,750,000
Los Angeles GO Bonds Series 2008 A (AA/Aa2)
2,000,000	4.000	09/01/09	2,044,323
Los Angeles GO TRANS Series 2008 (SP-1+/MIG1)
4,325,000	3.000	06/30/09	4,371,014
Los Angeles Unified School District GO VRDN Putters Series 2008-2748 (FSA) (JPMorgan Chase & Co.) (A-1+)(a)
4,995,000	8.060	10/02/08	4,995,000
Los Angeles Unified School District VRDN COPS Administration Building Project Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)(b)
1,900,000	7.300	10/01/08	1,900,000
Los Angeles Wastewater Systems CP Series 2008 (Westdeutsche Landesbank AG, State Street Bank and California State Teachers Retirement) (A-1+/P-1)
10,000,000	1.430	10/07/08	10,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2002 A (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
570,000	7.720	10/02/08	570,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2004 A-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,500,000	7.700	10/02/08	1,500,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2004 C (Dexia Credit Local SPA) (A-1/VMIG1)
1,300,000	6.250	10/02/08	1,300,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2006 A-2 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
1,300,000	6.250	10/02/08	1,300,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2008 A-1 (Bank of America N.A. SPA) (A-1+/VMIG1)
6,200,000	7.050	10/02/08	6,200,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS RR-II R-12009 Series 2007 (Citigroup, Inc. SPA) (A-1+/VMIG1)(a)
4,000,000	4.560	10/02/08	4,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
$1,000,000	4.300%	10/02/08	$1,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
1,500,000	4.250	10/01/08	1,500,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2001 C-2 (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
2,600,000	4.000	10/01/08	2,600,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2005 B-2 (FSA) (Citibank N.A. SPA) (A-1+/VMIG1)
1,300,000	6.250	10/01/08	1,300,000
Municipal Improvement Corp. of Los Angeles CP Series 2008 (Bank of America N.A. LOC) (A-1)
1,000,000	1.530	12/08/08	1,000,000
Newport Beach California VRDN RB Refunding for Hoag Memorial Hospital Series 2008 A (VMIG1)
5,000,000	1.800	06/01/09	5,000,000
Oakland California GO TRANS Series 2008 (SP-1+/MIG1)
5,000,000	3.000	07/17/09	5,056,490
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA LOC) (A-1+)
2,830,000	7.850	10/02/08	2,830,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC LOC) (VMIG1)
9,550,000	7.850	10/02/08	9,550,000
Orange County Sanitation District VRDN COPS Putters Series 2008-2529Z (FSA) (JPMorgan Chase Bank SPA) (A-1+)(a)
1,080,000	8.060	10/02/08	1,080,000
Orange County Sanitation District VRDN COPS Series 2000 B (Dexia Credit Local SPA) (A-1+/VMIG1)
2,300,000	4.250	10/01/08	2,300,000
Orange County Water District VRDN COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
950,000	7.630	10/01/08	950,000
Orange County Water District VRDN COPS Series 2008 A (Landesbank Baden-Wurttemberg SPA) (VMIG1)
4,000,000	7.640	10/01/08	4,000,000
Pasadena California VRDN COPS Series 2008 A (Bank of America N.A. LOC) (A-1+)
11,000,000	7.050	10/02/08	11,000,000
Peralta Community College District GO VRDN Putters Series 2008-2682 (FSA) (JPMorgan Chase & Co. SPA) (F1+)(a)
2,000,000	5.080	10/02/08	2,000,000
Riverside VRDN COPS Refunding Series 2008 (Bank of America N.A. LOC) (A-1+)
6,300,000	7.050	10/02/08	6,300,000
Sacramento County Sanitation District Financing Authority VRDN RB Refunding Subordinated Lien for Sanitation District Series 2008 B (Bank of America N.A.) (A-1+/VMIG1)
1,100,000	4.250	10/01/08	1,100,000
Sacramento County Sanitation District Financing Authority VRDN RB Sublien for Sacramento Regional Series 2000 C (Bank of America N.A. LOC) (A-1+/VMIG1)
500,000	7.300	10/01/08	500,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
San Bernadino County VRDN RB Refunding for Evergreen Apartments Series 1999 A (FNMA LOC) (A-1+)
$16,600,000	7.850%	10/02/08	$16,600,000
San Bernadino County VRDN RB Series 2008 (UBS AG LOC) (A-1+/VMIG1)
5,500,000	7.500	10/02/08	5,500,000
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 C (Dexia Credit Local SPA) (A-1/VMIG1)
4,500,000	7.900	10/02/08	4,500,000
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 D (Dexia Credit Local SPA) (A-1/VMIG1)
2,500,000	6.500	10/02/08	2,500,000
San Diego County Water Authority CP Series 2008 (Bayerische Landesbank SPA) (A-1/P-1)
2,000,000	1.400	10/08/08	2,000,000
15,000,000	1.450	10/09/08	15,000,000
San Diego County Water Authority CP Series 2008-2 (BNP Paribas) (A-1)
3,000,000	1.620	12/01/08	3,000,000
San Diego Unified School District GO TRANS Series 2008 (SP-1+/MIG1)
5,350,000	3.000	07/01/09	5,403,940
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 (Citibank N.A. SPA) (A-1+)(a)
5,995,000	5.000	10/02/08	5,995,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12222 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
4,950,000	4.430	10/02/08	4,950,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-11285 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,775,000	4.380	10/02/08	4,775,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-12223 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
3,600,000	4.450	10/02/08	3,600,000
San Francisco Bay Area Rapid Transportation District GO VRDN Eagle Series 2007-0100 A (Landesbank Hessen-Wurttemberg SPA) (A-1)(a)
9,900,000	8.180	10/02/08	9,900,000
San Francisco County Transportation Authority CP Series 2008 A (Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
5,400,000	1.400	10/09/08	5,400,000
San Mateo County Community College District GO VRDN ROCS RR-II-R-12120 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
5,000,000	4.690	10/02/08	5,000,000
Santa Clara County Financing Authority Lease VRDN RB Refunding for Multiple Facilities Projects Series 2008 M (Bank of America N.A. LOC) (A-1+/VMIG1)
6,500,000	7.300	10/01/08	6,500,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 C (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
4,100,000	7.720	10/02/08	4,100,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
$8,150,000	6.250%	10/02/08	$8,150,000
Sonoma County GO TRANS Series 2007 (SP-1+)
3,000,000	4.000	10/17/08	3,000,888
University of California CP Series 2008 (A-1+/P-1)
10,000,000	1.650	01/08/09	10,000,000
University of California Regents Medical Center VRDN RB Series 2007 B-2 (Bank of New York, California Teachers Retirement and California Public Employees Retirement System SPA) (VMIG1)
6,445,000	3.500	10/01/08	6,445,000
University of California VRDN RB Putters Series 2008-2475 (JPMorgan & Chase Co. SPA) (VMIG1)(a)
2,075,000	4.750	10/02/08	2,075,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank SPA) (VMIG1)(a)
1,900,000	7.940	10/02/08	1,900,000
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A.) (A-1+)(a)
4,835,000	4.190	10/02/08	4,835,000
Ventura County TRANS Series 2008 (SP-1+/MIG1)
4,380,000	3.500	07/01/09	4,441,261

TOTAL INVESTMENTS — 96.1%			$597,477,305

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.9%			24,146,875

NET ASSETS — 100.0%			$621,624,180

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2008, these securities amounted to $123,942,000 or approximately 19.9% of net assets.
(b) All or a portion represents a forward commitment.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
LOC	— Letter of Credit
MF Hsg.	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Alabama — 4.0%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
$10,200,000	4.250%	10/01/08	$10,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 A (A-1/VMIG1)
21,100,000	7.020	10/01/08	21,100,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
6,500,000	4.250	10/01/08	6,500,000
Huntsville Health Care Authority CP Series 2008 (P-1)
4,500,000	1.550	10/07/08	4,500,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
4,600,000	8.010	10/02/08	4,600,000
Southeast Alabama Gas District VRDN RB Supply Project Series 2007 A (Societe Generale SPA) (VMIG1)
7,300,000	4.500	10/01/08	7,300,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
11,700,000	5.500	10/01/08	11,700,000

			$65,900,000

Alaska — 0.4%
Alaska State Housing Finance Corp. VRDN RB Housing Development Series 2000 B (A-1+/VMIG1)
$2,880,000	9.000%	10/01/08	$2,880,000
Valdez Alaska Marine Term VRDN RB Refunding for Exxon Mobil Pipeline Co. Project Series 1993 A (A-1+/VMIG1)
3,000,000	3.900	10/01/08	3,000,000

			$5,880,000

Arizona — 1.3%
Arizona Health Facilities Authority VRDN RB for Catholic Health Care West Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
$2,000,000	7.880%	10/01/08	$2,000,000
Arizona School District TANS Financing Program COPS Series 2008 (SP-1+/MIG1)
2,700,000	3.000	07/30/09	2,730,198
Arizona State Transportation Board Highway Revenue VRDN RB Putters Series 2008-3097 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,655,000	4.750	10/02/08	2,655,000
Arizona State Transportation Board Highway Revenue VRDN RB ROCS-RR-II R-8097 Series 2008 (Citigroup Financial Products) (A-1+)(a)
5,800,000	4.550	10/02/08	5,800,000
Arizona Water Infrastructure Finance Authority VRDN RB Putters Series 2008-2745 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
780,000	5.250	10/02/08	780,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Well Fargo Bank N.A. SPA) (A-1+)(a)
1,500,000	5.150	10/02/08	1,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Arizona — (continued)
Gilbert Arizona GO Bonds Projects of 2006 & 2007 Series 2008 (AA/Aa2)
$1,000,000	3.500%	07/01/09	$1,012,911
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue RB Refunding Series 2002 D (AA/Aa1)
5,000,000	5.000	01/01/09	5,034,217

			$21,512,326

California — 0.5%
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Trust Series 2008 A2 RMKT 03/28/08 (A-1+/VMIG1)
$2,000,000	1.700%	04/01/09	$2,000,000
California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 B (A-1)
5,000,000	6.250	10/02/08	5,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
1,000,000	4.250	10/01/08	1,000,000

			$8,000,000

Colorado — 0.7%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible 05/08/08 (Bank of America N.A. SPA) (A-1+)
$1,000,000	7.250%	10/02/08	$1,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-5 (UBS AG SPA) (A-1+/VMIG1)
1,050,000	8.000	10/01/08	1,050,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,700,000	7.950	10/01/08	2,700,000
Colorado Regional Transportation District CP Series 2001 A (Westdeutsche Landesbank AG LOC) (A-1+/P-1+)
1,500,000	1.800	11/03/08	1,500,000
Colorado Springs Utilities Systems VRDN RB Subordinated Lien Series 2000 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
500,000	7.250	10/02/08	500,000
Platte River Power Authority Electric VRDN RB Subordinated Lien Series 1993 S-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,345,000	7.920	10/01/08	5,345,000

			$12,095,000

Connecticut — 1.1%
Connecticut State Health & Educational Facilities Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+/VMIG1)
$500,000	7.750%	10/01/08	$500,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1997 T-2 (A-1+/VMIG1)
5,200,000	7.800	10/02/08	5,200,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Connecticut — (continued)
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1999 U (A-1+/VMIG1)
$3,650,000	7.800%	10/01/08	$3,650,000
Connecticut State Health & Educational Facilities Authority VRDN RB ROCS-RR-II R-12007 for Yale University Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
7,000,000	4.600	10/02/08	7,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB ROCS-RR-II R-9263 for Yale University Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
2,000,000	4.790	10/02/08	2,000,000

			$18,350,000

Delaware — 0.0%
Delaware GO Bonds Series 2008 (AAA/Aaa)
$700,000	5.000%	03/01/09	$708,148

District of Columbia — 1.7%
District of Columbia GO VRDN Series 2001 C (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$2,055,000	7.950%	10/02/08	$2,055,000
District of Columbia VRDN RB Refunding Series 2008 B (Bank of America N.A. LOC) (A-1+/VMIG1)
15,615,000	7.250	10/02/08	15,615,000
District of Columbia Water & Sewer Authority Public Utilities VRDN RB Putters Series 2008-2964 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,930,000	6.070	10/02/08	5,930,000
Washington DC Metropolitan Area Transit Authority CP Series 2007 A (Wachovia Bank N.A. LOC) (A-1/P-1)
4,000,000	1.850	10/07/08	4,000,000

			$27,600,000

Florida — 2.0%
Florida Local Government Pooled CP Notes (Wachovia Bank N.A. LOC) (A-1/P-1)
$1,556,000	1.600%	10/06/08	$1,556,000
2,200,000	1.680	10/06/08	2,200,000
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1+)(a)
4,000,000	5.510	10/02/08	4,000,000
Florida State Board of Education GO Bonds Series 2005 A (AAA/Aa1)
3,010,000	5.000	01/01/09	3,032,125
Florida State Board of Education GO VRDN Eagle Series 2008-0054 Class A (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
2,820,000	5.010	10/02/08	2,820,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
1,995,000	4.440	10/02/08	1,995,000
Florida State Board of Education Lottery RB Series 2008 A (AAA/A2)
500,000	5.000	07/01/09	511,240
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,000,000	5.850	10/02/08	1,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Florida — (continued)
Jackson County VRDN PCRB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
$3,930,000	5.550%	10/01/08	$3,930,000
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (VMIG1)
3,640,000	7.250	10/02/08	3,640,000
Jacksonville Electric Authority VRDN RB Series 2008 Three-B-4 (Dexia Credit Local SPA) (VMIG1)
10,000	7.950	10/01/08	10,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
1,200,000	8.000	10/01/08	1,200,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA) (A-1+/VMIG1)
3,475,000	8.000	10/01/08	3,475,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-1 (State Street Bank & Trust SPA) (A-1+/VMIG1)(b)
90,000	7.920	10/01/08	90,000
Orlando Utilities Commission System RB Refunding Series 2004 (AA/Aa1)
600,000	5.250	07/01/09	615,274
Palm Beach County Florida Public Improvement VRDN RB Putters Series 2008-3111 (JPMorgan Chase & Co.) (A-1+)(a)
2,405,000	4.920	10/02/08	2,405,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1+)(a)
1,000,000	6.420	10/02/08	1,000,000

			$33,479,639

Georgia — 4.1%
Bartow County Development Authority VRDN PCRB for Georgia Power Co. Bowen Project Series 1997 1st-RMKT 03/20/08 (A-1/VMIG1)
$6,500,000	5.500%	10/01/08	$6,500,000
Cobb County Hospital Authority VRDN RB Anticipation Certificates for Wellstar Health Equipment Pool Project Series 2006 (SunTrust Bank LOC) (A-1+/VMIG1)(a)
1,000,000	7.980	10/02/08	1,000,000
Dekalb County Private Hospital Authority VRDN RB RANS for Childrens Healthcare Series 2008 (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
25,100,000	7.920	10/01/08	25,100,000
Dekalb County Water & Sewer VRDN RB Certificates Series 2008-073 (Dexia Credit Local SPA) (A-1+)(a)
15,000	4.450	10/02/08	15,000
Dekalb County Water & Sewer VRDN RB ROCS-RR-II R-567 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
3,135,000	8.240	10/02/08	3,135,000
Georgia State GO Bonds Series 2007 G (AAA/Aaa)
1,000,000	5.000	12/01/08	1,003,024
Georgia State Road & Thruway Authority RB Federal Highway Grant Anticipation Bonds Series 2006 (AA-/Aa3)
1,000,000	5.000	06/01/09	1,020,669

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Georgia — (continued)
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$2,000,000	5.920%	10/02/08	$2,000,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,225,000	7.920	10/01/08	2,225,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
700,000	7.500	10/01/08	700,000
Heard County Development Authority VRDN PCRB for Georgia Power Plant Co. Wansley Project Series 1996 (A-1/VMIG1)
1,800,000	5.550	10/01/08	1,800,000
Metropolitan Atlanta Rapid Transit Authority CP Series 2004 (Dexia Credit Local SPA) (A-1/P-1)
1,000,000	1.620	10/06/08	1,000,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1+)
2,737,000	1.650	10/01/08	2,737,000
6,000,000	1.850	10/07/08	6,000,000
2,500,000	1.850	10/08/08	2,500,000
3,000,000	1.900	10/08/08	3,000,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 B-2 (A-1+/VMIG1)
1,600,000	7.840	10/02/08	1,600,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005-C2 RMKT 4/25/08 (A-1+/VMIG1)
5,355,000	7.750	10/02/08	5,355,000

			$66,690,693

Hawaii — 0.0%
Hawaii State GO Bonds Refunding Series 2002 CY (FSA) (Citibank N.A. SPA) (AAA/Aaa)
$510,000	4.000%	02/01/09	$512,170

Illinois — 5.9%
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN ROCS-RR-II R-11283 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
$2,000,000	4.060%	10/02/08	$2,000,000
Cook County GO TANS Series 2008 (SP-1+/MIG1)
1,000,000	3.000	08/03/09	1,011,681
Illinois Educational Facilities Authority VRDN RB University of Chicago Series 2001 B-1 (VMIG1)
1,000,000	1.850	07/28/09	1,000,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 A-1 (A-1+/VMIG1)
1,500,000	1.900	01/15/09	1,500,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,450,000	7.930	10/01/08	4,450,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-5 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
9,000,000	7.930	10/01/08	9,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries C-2 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$6,800,000	7.930%	10/01/08	$6,800,000
Illinois Finance Authority VRDN RB Chicago Symphony Orchestra Series 2008 (RBS Citizens N.A. LOC) (VMIG1)
1,000,000	6.500	10/02/08	1,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA) (A-1+/VMIG1)
11,000,000	7.900	10/02/08	11,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-3 (UBS AG SPA) (A-1+/VMIG1)
5,000,000	7.900	10/02/08	5,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 B-1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
13,800,000	7.900	10/02/08	13,800,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B (A-1+/VMIG1)
10,000,000	7.800	10/01/08	10,000,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
1,102,000	6.500	10/02/08	1,102,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C (A-1+/VMIG1)
1,350,000	6.500	10/02/08	1,350,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 1995 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
10,000,000	7.930	10/01/08	10,000,000
Illinois Health System Sisters Hospital CP Series 2008 A (A-1+/VMIG1)
1,800,000	1.750	10/06/08	1,800,000
1,500,000	1.750	10/20/08	1,500,000
1,500,000	1.750	01/12/09	1,500,000
Illinois State GO VRDN ROCS RR-II R-6103 Series 2008 (Citigroup Financial Products) (A-1+)(a)
9,700,000	4.610	10/02/08	9,700,000
Metropolitan Pier & Exposition Authority Hospitality Facilities VRDN RB P-Floats-PT 3554 Series 2006 (Dexia Credit Local SPA) (F1+)(c)
2,920,000	1.950	11/20/08	2,920,000

			$96,433,681

Indiana — 0.7%
Indiana Health Facilities Financing Authority VRDN RB Ascension Health Series 2003 E-6 (AA/Aa1)
$3,000,000	1.750%	04/01/09	$3,000,000
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-1 (A-1+/VMIG1)
1,000,000	7.750	10/01/08	1,000,000
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-2 (A-1+/VMIG1)
1,000,000	7.800	10/01/08	1,000,000
Indiana Toll Road Commission VRDN RB MERLOTs Series 2001 A-104 (Bank of New York N.A. SPA) (A-1+)(a)
3,100,000	6.240	10/01/08	3,100,000
Indiana University VRDN RB Putters Series 2008-2494 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,490,000	6.660	10/02/08	1,490,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Indiana — (continued)
Indianapolis Local Public Improvement Bond Bank Limited Recourse Notes Series 2007 F (SP-1+)
$450,000	4.000%	01/12/09	$451,041
Indianapolis Local Public Improvement Bond Bank RB Series 2008 A-1 (SP-1+)
1,475,000	2.250	10/01/08	1,475,000

			$11,516,041

Kansas — 1.0%
Kansas State DOT Highway VRDN RB Series 2000 B-2 (Kansas State LOC) (A-1+/VMIG1)
$7,495,000	4.500%	10/01/08	$7,495,000
Kansas State DOT Highway VRDN RB Series 2000 C-1 (Kansas State LOC) (A-1+/VMIG1)
8,700,000	8.700	10/01/08	8,700,000

			$16,195,000

Kentucky — 0.4%
Kentucky Asset/Liability Community General Fund TRANS Series 2008 A (SP-1+/MIG1)
$1,600,000	3.000%	06/25/09	$1,614,030
Kentucky Asset/Liability CP Series 2008 A (Dexia Credit Local SPA) (A-1+)
4,000,000	1.700	10/06/08	4,000,000
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
1,500,000	7.830	10/01/08	1,500,000

			$7,114,030

Louisiana — 0.7%
Louisiana Public Facilities Authority Hospital VRDN RB Refunding for Franciscan Mission Series 2008 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$4,000,000	9.000%	10/02/08	$4,000,000
Louisiana State Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage Loop LLC Series 1997 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
6,140,000	5.500	10/01/08	6,140,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
940,000	8.250	10/01/08	940,000

			$11,080,000

Maryland — 1.8%
John Hopkins University Health System CP Series 2007 B (A1+/P-1)
$2,200,000	1.650%	12/04/08	$2,200,000
John Hopkins University Health System CP Series 2008 B (Wachovia Bank N.A. SPA) (A-1/P-1)
5,000,000	1.850	10/01/08	5,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Maryland — (continued)
John Hopkins University Health System CP Series 2008 E (Bank of America N.A. LOC) (A-1+/P-1)
$2,000,000	1.750%	10/07/08	$2,000,000
2,500,000	1.780	11/04/08	2,500,000
Maryland State Austin Trust Certificates GO VRDN Series 2008-1194 (Bank of America N.A. SPA) (A-1+)(a)
4,875,000	5.290	10/02/08	4,875,000
Maryland State DOT Consolidated Transportation VRDN RB ROCS-RR-II-R-3079 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
5,375,000	3.930	10/02/08	5,375,000
Maryland State Health & Higher Educational Facilities Authority VRDN RB for John Hopkins University Series 2008 B (A-1+/VMIG1)
1,765,000	7.750	10/01/08	1,765,000
Montgomery County Series 2002 (Fortis Bank SPA) (A-1+/P-1)
2,000,000	1.800	10/01/08	2,000,000
2,000,000	1.700	12/01/08	2,000,000
2,350,000	1.730	12/10/08	2,350,000

			$30,065,000

Massachusetts — 3.8%
Massachusetts Bay Transportation Authority CP Series 2008 B (Fortis Bank SPA) (A-1+/P-1)
$1,125,000	1.750%	12/04/08	$1,125,000
Massachusetts Bay Transportation Authority RB General Transportation System Series 1998 B (AA/Aa2)
2,000,000	5.125	03/01/09	2,024,715
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2007-1825 (JPMorgan Chase Bank SPA) (A-1+)(a)
5,030,000	4.750	10/02/08	5,030,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8030 (Dexia Credit Local SPA) (VMIG1)(a)
7,945,000	1.950	12/11/08	7,945,000
Massachusetts Bay Transportation Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA) (A-1+)(a)
1,500,000	5.950	10/02/08	1,500,000
Massachusetts School Building Authority CP Series 2008 A (Bank of Nova Scotia SPA) (P-1)
500,000	1.630	02/06/09	500,000
Massachusetts State Austin Trust Certificates VRDN RB for Harvard University Series 2008-3320 (Bank of America N.A. SPA) (A-1+)(a)
2,810,000	5.560	10/02/08	2,810,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2008 H-1 (A-1+)
2,500,000	1.570	03/02/09	2,500,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2008 H-2 (A-1+)
3,000,000	1.700	02/02/09	3,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 1996 F (A-1+/VMIG1)
3,000,000	8.000	10/02/08	3,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology Series 2001 J-2 (A-1+/VMIG1)
8,750,000	6.400	10/02/08	8,750,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Massachusetts — (continued)
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-2 (A-1+/VMIG1)
$1,000,000	7.750%	10/02/08	$1,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-3 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,000,000	7.810	10/02/08	1,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F-4 (Bank of America N.A. SPA) (A-1+/VMIG1)
1,735,000	7.840	10/02/08	1,735,000
Massachusetts State Health & Educational Facilities Authority VRDN RB ROCS-RR-II R-9226 For Harvard University Series 2008 (Citigroup Financial Products) (A-1+)(a)
460,000	4.520	10/02/08	460,000
Massachusetts State Health & Educational Facilities VRDN RB for Harvard University Series 2000 BB (A-1+/VMIG1)
9,025,000	7.670	10/02/08	9,025,000
Massachusetts State Health & Educational Facilities VRDN RB for Wellesley College Series 2008-I (A-1+/VMIG1)
8,300,000	7.650	10/02/08	8,300,000
Massachusetts State Water Resources Authority VRDN RB P-Floats-PA-1420 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
1,680,000	5.980	10/02/08	1,680,000
Massachusetts Water Resources Authority CP Series 2008-S94 (Bayerische Landesbank LOC) (A-1+/P-1)
1,600,000	1.700	10/09/08	1,600,000

			$62,984,715

Michigan — 5.8%
Lenawee County Hospital Finance Authority VRDN RB Refunding & Improvement Promedica Healthcare Series 2008 C (UBS AG LOC) (A-1+/VMIG1)
$1,000,000	4.000%	10/01/08	$1,000,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-8510 Series 2007 (Citigroup Financial Products SPA) (A-1+)(a)
1,250,000	5.000	10/02/08	1,250,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+)
13,100,000	7.800	10/01/08	13,100,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-3 (A-1+/VMIG1)
4,400,000	7.750	10/01/08	4,400,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-4 (A-1+/VMIG1)
6,800,000	7.800	10/01/08	6,800,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-8 (A-1+/VMIG1)
6,950,000	7.800	10/01/08	6,950,000
Michigan State Hospital Finance Authority VRDN RB Refunding for Hospital Henry Ford Health Series 2006 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
630,000	7.900	10/01/08	630,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Michigan — (continued)
Michigan State Hospital Finance Authority VRDN RB Refunding for MClaren Health Care Series 2008 B (JPMorgan Chase & Co. LOC) (VMIG1)
$2,000,000	7.900%	10/01/08	$2,000,000
Michigan State University VRDN RB Refunding General Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,200,000	7.820	10/01/08	1,200,000
University of Michigan VRDN RB General Series 2008 A (A-1+/VMIG1)
35,865,000	3.750	10/01/08	35,865,000
University of Michigan VRDN RB General Series 2008 B (A-1+/VMIG1)
8,410,000	5.000	10/02/08	$8,410,000
University of Michigan VRDN RB Hospital Series 2005 B (A-1+/VMIG1)
3,445,000	6.500	10/02/08	3,445,000
University of Michigan VRDN RB Hospital Series 2007 B (A-1+/VMIG1)
4,250,000	7.750	10/02/08	4,250,000
University of Michigan VRDN RB Refunding for Hospital Series 1992 A (A-1+/VMIG1)
6,400,000	4.500	10/01/08	6,400,000

			$95,700,000

Minnesota — 1.9%
Minnesota State GO Bonds Refunding Series 2007 (AAA/Aa1)
$1,245,000	5.000%	08/01/09	$1,278,695
Minnesota State GO Bonds Series 2005 (AAA/Aa1)
400,000	5.000	10/01/08	400,000
Rochester County Mayo Clinic CP Series 2000 B (U.S. Bank N.A. SPA) (SP-1+)
1,000,000	1.600	11/13/08	1,000,000
2,000,000	1.800	01/08/09	2,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+)
3,500,000	1.680	05/07/09	3,500,000
St. Louis Park VRDN RB Refunding for Park Nicollet Health Services Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+)
2,000,000	7.950	10/02/08	2,000,000
University of Minnesota VRDN RB Series 2001 C (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
870,000	7.750	10/01/08	870,000
University of Minnesota VRDN RB Weekly Series 1999 A (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
20,705,000	7.750	10/01/08	20,705,000

			$31,753,695

Mississippi — 0.2%
Jackson County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1992 (VMIG1)
$1,100,000	4.450%	10/01/08	$1,100,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 E (A-1+/VMIG1)
2,200,000	5.400	10/01/08	2,200,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Mississippi — (continued)
Mississippi State GO Bonds Capital Improvement Series 2007 B (AA/Aa3)
$630,000	4.000%	12/01/08	$631,129

			$3,931,129

Missouri — 3.3%
Bi-State Development Agency of Missouri-Illinois Metropolitan District VRDN RB for Mass Transit Metrolink Series 2005 Subseries A (JPMorgan Chase Bank LOC) (A-1+/VMIG1)
$1,550,000	7.500%	10/01/08	$1,550,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2004 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,000,000	4.250	10/01/08	5,000,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+)
11,200,000	4.250	10/01/08	11,200,000
Missouri State Health & Educational Facilities Authority ABN AMRO Munitops Certificate Trust VRDN RB Non-AMT Series 2006-90 (Bank of America N.A. SPA) (VMIG1)(a)
3,050,000	4.420	10/02/08	3,050,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008-B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
6,000,000	7.760	10/02/08	6,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 A-1 RMKT 05/15/08 (Bank of America N.A. LOC) (A-1+)
3,000,000	7.930	10/01/08	3,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-2 RMKT 05/15/08 (Bank of America N.A. LOC) (A-1+)
3,100,000	7.930	10/01/08	3,100,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-3 RMKT 05/15/08 (UBS AG SPA) (A-1+)
3,200,000	7.900	10/01/08	3,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT 05/15/08 (U.S. Bank N.A. SPA) (A-1+)
5,500,000	7.900	10/01/08	5,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 D-4 RMKT 05/15/08 (JPMorgan Chase & Co. SPA) (A-1+)
5,000,000	7.910	10/01/08	5,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Project Series 1984 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
700,000	7.930	10/01/08	700,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Missouri — (continued)
Missouri State Highways and Transportation Commission VRDN RB ROCS-RR-II R-8102 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
$7,700,000	4.420%	10/02/08	$7,700,000

			$55,000,000

Montana — 0.4%
Montana Facilities Finance Authority VRDN RB for Sisters of Charity of Leavenworth Health Series 2006 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$5,655,000	4.250%	10/01/08	$5,655,000

Nebraska(a) — 0.6%
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)
$4,000,000	4.950%	10/02/08	$4,000,000
Omaha GO VRDN ROCS-RR-II R-9210 Series 2008 (Citigroup NA SPA) (A-1+)
5,405,000	4.000	10/02/08	5,405,000
Omaha Public Power District Electric VRDN RB Floaters Series 2008-2795 (Wells Fargo Bank N.A. SPA) (VMIG1)
1,040,000	4.710	10/02/08	1,040,000

			$10,445,000

Nevada — 3.0%
Clark County Airport VRDN RB Subordinated Lien Series 2008-D-3 (Bayerische Landesbank LOC) (A-1/VMIG1)
$2,350,000	7.930%	10/01/08	$2,350,000
Clark County Bond Bank Austin Trust Certificates GO VRDN Series 2008-1171 (Bank of America N.A. SPA) (A-1+)(a)
9,770,000	5.920	10/02/08	9,770,000
Clark County CP Series 2008 (BNP Paribas LOC) (A-1+/P-1)
500,000	1.650	10/02/08	500,000
Clark County GO VRDN ROCS-RR-II R-11507 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,900,000	8.240	10/02/08	2,900,000
Clark County School District GO Bonds Tax Building Series 2008 A (AA/Aa2)
7,000,000	5.000	06/15/09	7,154,084
Clark County School District GO VRDN ROCS RR II R-8133 Series 2008 (Citigroup Financial Products) (A-1+)(a)
25,000,000	5.180	10/02/08	25,000,000
Las Vegas Valley Water District GO Bonds Refunding & Improvement Series 2008 A (AA+)
555,000	5.000	02/01/09	560,555

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Nevada — (continued)
Truckee Meadows Water Authority CP Series 2008 (Lloyds TSB Bank PLC LOC) (A1+/P-1)
$1,500,000	1.250%	10/07/08	$1,500,000

			$49,734,639

New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2002 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$3,000,000	7.700%	10/01/08	$3,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,000,000	4.350	10/01/08	1,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,840,000	4.350	10/01/08	2,840,000

			$6,840,000

New Mexico — 0.5%
Bernalillo County TRANS Series 2007 (MIG1)
$1,725,000	4.000%	12/12/08	$1,728,294
Farmington VRDN PCRB Refunding for Arizona Public Service Co. and Four Corners Project Series 1994 B (Barclays Bank PLC LOC) (A-1+/P-1)
1,500,000	4.530	10/01/08	1,500,000
New Mexico Finance Authority Transportation VRDN RB Refunding for Subordinated Lien Series 2008 Subseries B-2 (UBS AG LOC) (A-1+/VMIG1)
2,000,000	7.500	10/02/08	2,000,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
2,465,000	8.000	10/01/08	2,465,000

			$7,693,294

New York — 10.7%
New York City GO VRDN Series 1994 Subseries B-9 RMKT 05/03/99 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$800,000	7.830%	10/01/08	$800,000
New York City GO VRDN Series 1996 Subseries J-3 RMKT 05/03/99 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
12,600,000	7.830	10/01/08	12,600,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
5,430,000	7.830	10/01/08	5,430,000
New York City GO VRDN Series 2002 Subseries C-5 (Bank of New York LOC) (A-1+/VMIG1)
7,280,000	7.760	10/01/08	7,280,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
2,000,000	7.830	10/01/08	2,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
$6,400,000	8.000%	10/01/08	$6,400,000
New York City Health & Hospital Corp. VRDN RB for Health Systems Series 2008 D (GO of Corp.) (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
4,930,000	6.250	10/01/08	4,930,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Second General Fiscal 2008 Series 2007 BB-2 (Bank of America N.A. SPA) (VMIG1)
19,000,000	8.850	10/02/08	19,000,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1+)(a)
2,998,000	6.620	10/02/08	2,998,000
New York City Municipal Water Finance Authority CP Series 5 (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/P-1+)
10,000,000	1.750	01/08/09	10,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-2559 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	5.850	10/02/08	2,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3026 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,495,000	5.890	10/02/08	2,495,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS RR II R-406 Series 2005 (Citibank N.A. SPA) (A-1+)(a)
8,000,000	5.660	10/02/08	8,000,000
New York City Transitional Finance Authority VRDN RB For Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
7,935,000	7.850	10/01/08	7,935,000
New York City Transitional Finance Authority VRDN RB For Recovery Series 2002-3 Subseries 3G (Bank of New York SPA) (A-1+/VMIG1)
5,000,000	8.000	10/01/08	5,000,000
New York City Transitional Finance Authority VRDN RB ROCS RR II R-6102 Series 2008 (Citigroup Financial Products) (A-1+)(a)
6,600,000	4.660	10/02/08	6,600,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1189 (Bank of America N.A. SPA) (A-1+)(a)
6,750,000	5.780	10/02/08	6,750,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA) (A-1+)(a)
2,500,000	5.150	10/02/08	2,500,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS RR II R-11560 for Memorial Sloan-Kettering Hospital Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,100,000	4.470	10/01/08	2,100,000
New York State Dormitory Authority VRDN RB Secondary Issues Putters Series 2008-2659 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,900,000	4.950	10/02/08	1,900,000
New York State Environmental Facilities Corp. Clean Water & Drinking Putters Series 2008-2871 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,100,000	5.930	10/02/08	4,100,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York State Environmental Facilities Corp. Personal Income Tax Revenue Floater Series 2008 DCL-043 (Dexia Credit Local SPA) (A-1+)(c)
$985,000	1.950%	10/16/08	$985,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+)
3,700,000	7.850	10/01/08	3,700,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+)
18,500,000	7.820	10/01/08	18,500,000
New York State Local Government Assistance Corp. VRDN RB Refunding Senior Lien Series 2008 B-CV (Royal Bank of Canada SPA) (A-1+/VMIG1)
5,000,000	7.750	10/01/08	5,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
2,400,000	7.770	10/01/08	2,400,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
2,200,000	7.740	10/01/08	2,200,000
New York State Museum of Modern Art VRDN RB Putter Series 2008-3119 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,335,000	4.730	10/02/08	4,335,000
New York State Urban Development Corp. VRDN RB Putters Series 2008-2450 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,370,000	4.750	10/02/08	6,370,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-2763 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)(a)
5,165,000	4.860	10/02/08	5,165,000
Triborough Bridge & Tunnel Authority VRDN RB ROCS RR II R-8109 (Citigroup Financial Products SPA) (VMIG1)(a)
6,700,000	4.600	10/02/08	6,700,000

			$176,173,000

North Carolina — 5.4%
Charlotte GO Bonds Refunding Series 1993 (AAA/Aaa)
$2,555,000	5.000%	02/01/09	$2,574,224
Charlotte-Mecklenburg Hospital Authority Health Care System VRDN RB Refunding for Carolinas Healthcare Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
3,655,000	7.000	10/01/08	3,655,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1+/VMIG1)
3,300,000	7.500	10/01/08	3,300,000
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1+/VMIG1)
1,600,000	7.940	10/01/08	1,600,000
Mecklenburg County GO VRDN Series 2002 C (Bank of America N.A. SPA) (A-1+/VMIG1)
2,115,000	7.500	10/01/08	2,115,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,350,000	7.480	10/02/08	1,350,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
North Carolina — (continued)
Mecklenburg County VRDN COPS Series 2001 (Bank of America N.A. SPA) (A-1+/VMIG1)
$400,000	7.260%	10/02/08	$400,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
2,950,000	4.730	10/02/08	2,950,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 B (A-1+/VMIG1)
2,245,000	7.480	10/02/08	2,245,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1992 A (A-1+/VMIG1)
4,400,000	7.900	10/02/08	4,400,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
1,000,000	7.910	10/01/08	1,000,000
North Carolina State GO Bonds Highway Series 2004 (AAA/Aaa)
765,000	5.000	05/01/09	779,187
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
23,800,000	7.700	10/01/08	23,800,000
North Carolina State GO VRDN Refunding Series 2002 D (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
2,000,000	7.000	10/01/08	2,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
1,280,000	7.250	10/01/08	1,280,000
University of North Carolina Hospital Chapel Hill VRDN RB Updates Series 2001 A (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
26,885,000	5.000	10/01/08	26,885,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
5,000,000	4.750	10/02/08	5,000,000
University of North Carolina VRDN RB Series 2001 B (A-1+/VMIG1)
2,200,000	7.700	10/01/08	2,200,000
Wake County GO VRDN Public Improvements Series 2003 C (LLoyds TSB Bank PLC SPA) (A-1+/VMIG1)
800,000	7.470	10/02/08	800,000

			$88,333,411

Ohio — 1.7%
Columbus Sewer System VRDN RB Refunding Series 2008 B (A-1+/VMIG1)
$1,000,000	7.760%	10/02/08	$1,000,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B (VMIG1)
3,250,000	7.850	10/02/08	3,250,000
Montgomery County VRDN RB for Catholic Health Care Initiative Series 2006 B-2 (A-1+/VMIG1)
8,800,000	7.880	10/01/08	8,800,000
Ohio State GO Bond Series 2007 A (AA+/Aa1)
500,000	5.000	06/15/09	511,831

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Ohio — (continued)
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B (A-1+/VMIG1)
$1,900,000	7.800%	10/01/08	$1,900,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
6,900,000	8.000	10/01/08	6,900,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D (A-1+/VMIG1)
4,585,000	8.000	10/01/08	4,585,000
Ohio State Higher Educational Facility Commission VRDN RB for University Hospital Health System Series 2008 B (RBS Citizens N.A. LOC) (A-1+/VMIG1)
1,000,000	7.860	10/01/08	1,000,000

			$27,946,831

Oklahoma(a) — 0.1%
Oklahoma Development Finance Authority Austin Trust Certificate VRDN RB for Integris Health System Series 2008-1186 (Bank of America N.A. SPA) (A-1+)
$1,800,000	6.460%	10/02/08	$1,800,000

Oregon — 0.3%
Oregon State GO VRDN Series 1985 73-E (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$1,000,000	8.000%	10/01/08	$1,000,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
4,400,000	7.800	10/01/08	4,400,000

			$5,400,000

Pennsylvania — 0.6%
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 A (Bayerische Landesbank LOC) (A-1/VMIG1)
$1,400,000	7.850%	10/01/08	$1,400,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 D (Bayerische Landesbank LOC) (A-1/VMIG1)
1,300,000	7.850	10/01/08	1,300,000
Geisinger Health System Authority VRDN RB Series 2005 C (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,250,000	4.050	10/01/08	2,250,000
Pennsylvania State GO Bonds First Series 2008 (AA/Aa2)
1,000,000	5.000	05/15/09	1,019,906
Pennsylvania State GO VRDN ROCS-RR-II R-11505 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
3,400,000	4.820	10/02/08	3,400,000

			$9,369,906

Rhode Island — 0.9%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for Rhode Island School of Design Series 2008 A (Bank of America N.A. LOC) (VMIG1)
$3,890,000	9.000%	10/01/08	$3,890,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Rhode Island — (continued)
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for Rhode Island School of Design Series 2008 B (Bank of America N.A. LOC) (VMIG1)
$3,000,000	7.850%	10/01/08	$3,000,000
Rhode Island State Health & Education Building Corp. Higher Education Facilities VRDN RB for Brown University Series 2003 B (A-1+/VMIG1)
7,115,000	7.950	10/02/08	7,115,000
Rhode Island State Health & Education Building Corp. Higher Educational Facilities VRDN RB for Brown University Series 2003 B (A-1+/VMIG1)
1,400,000	7.850	10/02/08	1,400,000

			$15,405,000

South Carolina — 0.2%
Charleston Waterworks & Sewer VRDN RB Refunding & Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
$1,100,000	7.250%	10/02/08	$1,100,000
South Carolina State Public Services Revenue for Santee Cooper CP Series 2007 (BNP Paribas and Dexia Credit Local SPA) (A-1+/P-1)
1,592,000	1.700	10/07/08	1,592,000
1,000,000	1.750	10/07/08	1,000,000

			$3,692,000

Tennessee — 1.8%
Knoxville Tennessee GO Bonds Refunding Series 2004 B (AA+/Aa2)
$2,335,000	5.000%	05/01/09	$2,376,912
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1+/P-1)
3,000,000	1.780	11/06/08	3,000,000
2,000,000	1.800	11/06/08	2,000,000
Metropolitan Government Nashville & Davidson County CP Series 2008 (California Public Employees Retirement System, California State Teachers Retirement & State Street Bank & Trust SPA) (A-1+/P-1)
1,700,000	1.600	11/14/08	1,700,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
13,305,000	7.900	10/02/08	13,305,000
Tennessee State GO CP Series 2008 A (Tennessee Consolidated Retirement System) (A-1+/P-1)
1,900,000	1.850	11/03/08	1,900,000
3,000,000	1.600	11/13/08	3,000,000
Vanderbilt University CP Series 2008 A (A-1+/P-1)
2,000,000	1.850	10/08/08	2,000,000

			$29,281,912

Texas — 18.0%
Alvarado, TX Munitops II Trust Certificates GO VRDN Series 2007-24 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
$4,000,000	4.670%	10/02/08	$4,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Bastrop ISD Eclipse Funding Trust GO VRDN Series 2007-0087 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
$1,610,000	4.900%	10/02/08	$1,610,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTF) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,500,000	7.990	10/02/08	2,500,000
Dallas Area Rapid Transit Sales Tax VRDN RB Putters Series 2008-3046 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,500,000	4.730	10/02/08	1,500,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-9229 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
30,525,000	4.730	10/02/08	30,525,000
Dallas ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-1 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
4,630,000	4.360	10/02/08	4,630,000
Denton ISD GO VRDN Putters Series 2008-2765 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,185,000	5.030	10/02/08	2,185,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
2,770,000	5.190	10/02/08	2,770,000
Eagle, TX ISD Munitops II Trust Certificates GO VRDN Series 2007-66 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
2,470,000	4.510	10/02/08	2,470,000
El Paso Water & Sewer Systems CP Series 2008 (A-1/P-1)
2,000,000	1.700	10/01/08	2,000,000
Fort Worth Water & Sewer RB Refunding and Improvement Series 2003 (AA/Aa2)
2,775,000	5.000	02/15/09	2,803,323
Frisco ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-56 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
2,170,000	4.490	10/02/08	2,170,000
Frisco ISD GO VRDN Putters Series 2007-2291 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,405,000	4.750	10/02/08	3,405,000
Garland Texas GO Certificates Obligation Series 2000 (AA+/Aa2)
3,120,000	5.500	02/15/09	3,158,229
Gulf Coast Waste Disposal Authority VRDN PCRB Refunding for Amoco Oil Series 1992 RMKT 12/07/06 (A-1+/VMIG1)
4,400,000	3.900	10/01/08	4,400,000
Gulf Coast Waste Disposal Authority VRDN PCRB Refunding for Exxon Mobil Corp. Project Series 1995 (A-1+/VMIG1)
9,500,000	3.000	10/01/08	9,500,000
Gulf Coast Waste Disposal Authority VRDN PCRB Refunding for Exxon Mobile Corp. Project Series 1995 (A-1+/P-1)
1,055,000	3.000	10/01/08	1,055,000
Harris County Cultural Educational Facilities Finance Corp. VRDN RB for Methodist Hospital Series 2008 Subseries C-1 (A-1+)(c)
9,000,000	1.600	11/18/08	9,000,000
Harris County Flood Control District GO VRDN Refunding Contract Series 2008 B (Dexia Credit Local SPA) (A-1/VMIG1)(b)
15,000	8.000	10/02/08	15,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Harris County Flood Control District GO VRDN ROCS-RR-II R-11313 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
$1,000,000	3.880%	10/02/08	$1,000,000
Harris County GO VRDN ROCS-RR-II R-12191 Series 2007 (Citigroup Financial Products and Bank of New York SPA) (A-1+/VMIG1)(a)
3,000,000	4.520	10/02/08	3,000,000
Harris County Health Facilities Development Corp. VRDN RB for Methodist Hospital System Series 2006 A (A-1+)
33,975,000	7.860	10/02/08	33,975,000
Harris County Health Facilities Development Corp. VRDN RB for Methodist Hospital System Series 2008 A-1 (A-1+)
3,410,000	4.250	10/01/08	3,410,000
Houston GO Bonds Refunding and Public Improvement Series 1999 A (AA/Aa3)
2,000,000	5.250	03/01/09	2,024,909
Houston Higher Education Finance Corp. VRDN RB for Rice University Eagle Series 2007-0077 A (Citibank N.A. SPA) (A-1+)(a)
3,430,000	4.760	10/02/08	3,430,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(c)
3,300,000	1.950	10/02/08	3,300,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2008 B (A-1+/VMIG1)
1,760,000	4.250	10/01/08	1,760,000
Houston Higher Education Finance Corp. VRDN RB Refunding for Rice University Project Series 2006 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,300,000	7.700	10/01/08	1,300,000
Houston ISD GO Bonds Refunding and Public Improvement Series 1999 A (PSF-GTD) (AAA/Aaa)
3,700,000	5.250	02/15/09	3,749,392
Houston ISD GO VRDN Putters Series 1189 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,045,000	4.750	10/02/08	3,045,000
Houston Utility Systems VRDN RB Refunding First Lien Series 2008 A-1 (Bank of America N.A. LOC) (A-1+/VMIG1)
2,500,000	7.250	10/02/08	2,500,000
Houston Water & Sewer CP Series 2008 A (Bayerische Landesbank, Dexia Credit Local, Landesbank Badden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
3,000,000	1.700	10/15/08	3,000,000
Irving ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-8 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
3,000,000	4.490	10/02/08	3,000,000
Judson ISD GO VRDN Putters Series 2008-2690 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,425,000	5.250	10/02/08	4,425,000
Katy ISD GO VRDN ROCS-RR-II R-910 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
260,000	4.080	10/02/08	260,000
Lake Travis ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-18 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
2,800,000	4.410	10/02/08	2,800,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Longview ISD GO VRDN Putters Series 2008-3059 (PSF-GTD) (JPMorgan Chase Bank SPA) (A-1+)(a)
$2,295,000	5.250%	10/02/08	$2,295,000
Lower Colorado River Authority VRDN RB Putters Series 2008-2994 (BHAC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,015,000	5.060	10/02/08	4,015,000
Lubbock Health Facilities Development Corp. VRDN RB Refunding for St. Joseph Health Systems Series 2008 A (A-1+/VMIG1)
1,955,000	6.500	10/02/08	1,955,000
McAllen ISD Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PA-1532 Series 2008 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
1,975,000	5.500	10/02/08	1,975,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
1,000,000	5.500	10/02/08	1,000,000
North Texas Municipal Water District Water System VRDN RB Putters Series 2008-3037 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,765,000	5.250	10/02/08	1,765,000
Plano GO VRDN Floater Series 2007-1862 (Wells Fargo & Co. SPA) (VMIG1)(a)
2,915,000	4.570	10/02/08	2,915,000
Red River Education Finance VRDN RB for Higher Education Christian University Series 2006 (VMIG1)
5,200,000	8.250	10/01/08	5,200,000
Rice University Munitops Certificates Trust VRDN RB Non-AMT Single 144A Series 2007-53 (Bank of America N.A. SPA) (VMIG1)(a)
1,855,000	4.500	10/02/08	1,855,000
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-11496 Series 2008 (Citibank N.A. SPA) (VMIG1)(a)
3,995,000	3.770	10/02/08	3,995,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1+/VMIG1)
4,900,000	7.750	10/01/08	4,900,000
San Antonio Water Revenue CP Series 2008 (Bank of America N.A. and State Street Bank & Trust SPA) (A-1+/P-1)
1,850,000	1.600	10/06/08	1,850,000
Spring Branch ISD GO VRDN ROCS-RR-II R-9211 Series 2008 (PSF-GTD) (Citigroup Financial Products SPA) (A-1+)(a)
5,000,000	4.410	10/02/08	5,000,000
Tarrant County Cultural Educational Facilities Finance Corp. VRDN RB Refunding for Scott and White Memorial Hospital Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
1,900,000	7.900	10/02/08	1,900,000
Texas DOT CP Series 2008 A (Bank of America N.A. and State Street Bank & Trust LOC) (A-1+/P-1)
1,500,000	1.800	12/01/08	1,500,000
Texas Municipal Power CP Series 2005 (Bayerische Landesbank LOC) (A-1+)
2,800,000	1.690	10/01/08	2,800,000
1,605,000	1.800	10/06/08	1,605,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
1,000,000	1.700	10/07/08	1,000,000
7,500,000	1.600	11/06/08	7,500,000
1,100,000	1.700	12/02/08	1,100,000
2,000,000	1.900	12/11/08	2,000,000
800,000	1.900	02/05/09	800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Texas State TRANS Series 2008 (SP-1+/MIG1)
$24,500,000	3.000%	08/28/09	$24,802,344
Texas State Transportation Commission State Highway Fund VRDN RB Certificates Series 2008-075 (Dexia Credit Local SPA) (VMIG1)(a)
4,180,000	1.660	10/01/08	4,180,000
Texas State Transportation Commission State Highway Fund VRDN RB First Tier Series 2006 B (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
700,000	7.920	10/01/08	700,000
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1+)(a)
3,000,000	5.320	10/02/08	3,000,000
Texas State Transportation Commission VRDN RB ROCS-RR-II R-11273 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
1,430,000	4.280	10/02/08	1,430,000
Texas Technical University CP Series 2008 A-1 (A-1+/P-1)
2,029,000	1.600	11/06/08	2,029,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1+)
1,500,000	5.890	10/02/08	1,500,000
University of Texas CP Series 2002 (A-1+/P-1)
4,000,000	1.800	11/12/08	4,000,000
University of Texas CP Series 2008 (A-1+/P-1)
3,500,000	1.650	11/04/08	3,500,000
1,000,000	1.650	02/06/09	1,000,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
1,000,000	4.600	10/02/08	1,000,000
University of Texas VRDN RB Financing System Series 2008 B (A-1+/VMIG1)
1,550,000	7.680	10/02/08	1,550,000
University of Texas VRDN RB Floater Series 2003 PA-1194 (Merrill Lynch Capital Services SPA) (A-1)(a)
2,055,000	8.470	10/02/08	2,055,000
University of Texas VRDN RB Refunding Financing System Series 2007 B (A-1+/VMIG1)
14,845,000	7.500	10/02/08	14,845,000
University of Texas VRDN RB ROCS-RR-II R-11077 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,095,000	4.510	10/02/08	4,095,000
Waco Texas Educational Finance Corp. VRDN RB for Baylor University ROCS-RR-II R-9209 Series 2008 (Citigroup Financial Products) (A-1+)(a)
2,995,000	4.890	10/02/08	2,995,000

			$297,282,197

Utah — 1.1%
Jordan School District GO Bonds for Utah School Bond Guaranty Program Series 2007 (Aaa)
$500,000	4.000%	06/15/09	$507,917
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)
10,000,000	7.830	10/02/08	10,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 D (Citibank N.A. SPA) (A-1+/VMIG1)
700,000	7.930	10/02/08	700,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Utah — (continued)
Riverton Hospital Revenue VRDN RB for IHC Health Services, Inc. Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$5,000,000	4.930%	10/02/08	$5,000,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 A (Landesbank Hessen Thueringen SPA) (A-1+/VMIG1)
1,620,000	4.250	10/01/08	1,620,000

			$17,827,917

Virginia — 3.4%
Arlington County Public Improvement GO Bonds Series 2007 (AAA/Aaa)
$1,000,000	5.000%	03/15/09	$1,014,539
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 A-2 (A-1/VMIG1)
20,740,000	7.880	10/01/08	20,740,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2008 C-2 (A-1+/VMIG1)
6,490,000	1.600	04/20/09	6,490,000
Hampton Roads Sanitation District Wastewater VRDN RB Putters Series 2008-2673 (JPMorgan Chase & Co. SPA) (A-1+)(a)
925,000	5.250	10/02/08	925,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Series 2003 C (A-1+/VMIG1)
16,445,000	7.200	10/01/08	16,445,000
Norfolk Economic Development Authority Hospital Facilities VRDN RB Sentara Healthcare Series 2004 B (FSA) (VMIG1)
8,450,000	7.850	10/01/08	8,450,000
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2004 A (AA+/Aa1)
500,000	5.000	02/01/09	504,796
Virginia State Public School Authority RB Refunding School Financing 1997 Series 2003 D (AA+/Aa1)
1,000,000	5.000	02/01/09	1,010,445

			$55,579,780

Washington — 2.2%
Energy Northwest Washington Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4158 Series 2007 (Dexia Credit Local SPA) (F1+)(c)
$1,110,000	1.900%	10/02/08	$1,110,000
Energy Northwest Washington Electric VRDN RB Refunding Project No. 3 Series 2003 E (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
10,225,000	7.920	10/01/08	10,225,000
King County CP Series 2008 A (Bayerische Landesbank SPA) (A-1/P-1)
1,000,000	1.650	11/07/08	1,000,000
King County GO Refunding Bond Series 2003 (AAA/Aaa)
500,000	5.000	06/01/09	511,088
King County School District No. 405 Bellevue GO Bonds Series 2005 (AA+/Aa1)
1,000,000	5.000	12/01/08	1,004,928

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Washington — (continued)
King County Sewer System VRDN RB Junior Lien Series 2001 A (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
$600,000	8.000%	10/01/08	$600,000
Washington State Children’s Hospital Regional Medical Center VRDN RB Austin Trust Certificates Series 2008-1180 (Bank of America N.A. SPA) (VMIG1)(a)
1,000,000	6.460	10/02/08	1,000,000
Washington State GO Series 2007 D (AA+/Aa1)
4,000,000	4.500	01/01/09	4,024,416
Washington State GO VRDN Eagle Series 2008-0039 Class A (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
3,000,000	4.750	10/02/08	3,000,000
Washington State GO VRDN Putters Series 2008-2650Z (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
995,000	8.110	10/02/08	995,000
Washington State GO VRDN ROCS-RR-II R-12002 Series 2007 (Citigroup, Inc. SPA) (A-1+/VMIG1)(a)
2,500,000	4.620	10/02/08	2,500,000
Washington State GO VRDN ROCS-RR-II R-12023 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
4,180,000	5.000	10/02/08	4,180,000
Washington State GO VRDN Series 1996 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
5,000,000	8.250	10/01/08	5,000,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,085,000	7.930	10/01/08	1,085,000

			$36,235,432

Wisconsin — 0.2%
Wisconsin State Health & Educational Facilities Sisters Hospital Services CP Series 2003 B (FSA) (A-1+/P-1)
$2,000,000	1.600%	10/20/08	$2,000,000
Wisconsin State Health & Educational Facilities Sisters Hospital Services CP Series 2008 (FSA) (A-1+/P-1)
1,475,000	2.000	10/01/08	1,475,000

			$3,475,000

TOTAL INVESTMENTS — 92.8%			$1,530,671,586

OTHER ASSETS IN EXCESS OF LIABILITIES — 7.2%			118,404,047

NET ASSETS — 100.0%			$1,649,075,633

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2008, these securities amounted to $366,173,000 or approximately 22.2% of net assets.
(b) All or a portion represents a forward commitment.
(c) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2008, these securities amounted to $17,315,000 or approximately 1.1% of net assets.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
DOT	— Department of Transportation
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
ISD	— Independent School District
LOC	— Letter of Credit
MERLOTs	— Municipal Exempt Receipts Liquidity Optional Tenders
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — 95.0%
Buffalo Municipal Water Finance Authority Water System VRDN RB Refunding Series 2008 (JPMorgan Chase & Co. LOC) (A-1+)
$4,020,000	7.780%	10/01/08	$4,020,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT 05/23/03 (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
16,100,000	7.900	10/01/08	16,100,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1B RMKT 05/23/03 (State Street Bank & Trust Co. LOC) (A-1+/VMIG1)
2,800,000	4.150	10/01/08	2,800,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2B (Bayerische Landesbank LOC) (A-1+/VMIG1)
3,250,000	5.000	10/01/08	3,250,000
Metropolitan Transportation Authority RB Series 2007 B (A/A2)
6,170,000	4.000	11/15/08	6,176,516
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC) (A-1+)
6,000,000	7.750	10/02/08	6,000,000
Metropolitan Transportation Authority VRDN RB Putters Series 2008-3005 (BHAC) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,000,000	5.950	10/02/08	4,000,000
Metropolitan Transportation Authority VRDN RB Series 2005 Subseries G-2 (BNP Paribas LOC) (A-1+/VMIG1)
1,100,000	4.500	10/01/08	1,100,000
Nassau County GO RANS Series 2008 B (SP-1+/MIG1)
15,000,000	3.000	05/15/09	15,128,259
Nassau County GO VRDN Series 2007 A (Bank of America N.A. LOC) (A-1+/VMIG1)
1,475,000	8.500	10/01/08	1,475,000
Nassau County IDA Civic Facility VRDN RB for Cold Spring Harbor Laboratory Series 2008 RMKT 06/25/08 (JPMorgan Chase & Co. SPA) (VMIG1)
5,700,000	4.150	10/01/08	5,700,000
Nassau County IDA Civic Facility VRDN RB Refunding & Improvement for Cold Spring Harbor Laboratory Series 1999 (JPMorgan Chase & Co. SPA) (A-1+)
700,000	4.000	10/01/08	700,000
Nassau County Interim Finance Authority VRDN RB Sales Tax Series 2008 C (Dexia Credit Local SPA) (A-1+/VMIG1)
1,700,000	7.790	10/01/08	1,700,000
New York City Austin Trust Certificates for Museum of Modern Art VRDN RB Series 2008-3316 (Bank of America N.A.) (A-1+)(a)
2,905,000	5.510	10/02/08	2,905,000
New York City GO Bonds Series 2002 F (AA/Aa3)
2,000,000	5.250	08/01/09	2,060,013
New York City GO VRDN ROCS-RR-II R-11299 Series 2007 (Citibank N.A.) (A-1+)(a)
2,445,000	4.330	10/02/08	2,445,000
New York City GO VRDN Series 1993 Subseries A-4 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
1,250,000	4.150	10/01/08	1,250,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City GO VRDN Series 1994 Subseries B-9 RMKT 05/03/99 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$800,000	7.830%	10/01/08	$800,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT 05/03/99 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
1,400,000	7.800	10/01/08	1,400,000
New York City GO VRDN Series 1996 Subseries J-3 RMKT 05/03/99 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
3,500,000	7.830	10/01/08	3,500,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
1,700,000	7.830	10/01/08	1,700,000
New York City GO VRDN Series 2002 Subseries C-3 (BNP Paribas LOC) (A-1+/VMIG1)
3,150,000	8.000	10/01/08	3,150,000
New York City GO VRDN Series 2002 Subseries C-4 (BNP Paribas LOC) (A-1+/VMIG1)
3,580,000	7.760	10/01/08	3,580,000
New York City GO VRDN Series 2002 Subseries C-5 (Bank of New York LOC) (A-1+/VMIG1)
1,675,000	7.760	10/01/08	1,675,000
New York City GO VRDN Series 2003 Subseries A-5 (HSBC Bank USA LOC) (A-1+/VMIG1)
7,800,000	7.400	10/01/08	7,800,000
New York City GO VRDN Series 2004 Subseries H-1 (Bank of New York LOC) (A-1+/VMIG1)(a)
1,400,000	4.150	10/01/08	1,400,000
New York City GO VRDN Series 2004 Subseries H-2 (Bank of New York LOC) (A-1+/VMIG1)
1,895,000	7.760	10/01/08	1,895,000
New York City GO VRDN Series 2004 Subseries H-3 (Bank of New York LOC) (A-1+/VMIG1)
3,205,000	8.000	10/01/08	3,205,000
New York City GO VRDN Series 2004 Subseries H-4 (Bank of New York LOC) (A-1+/VMIG1)
800,000	5.200	10/01/08	800,000
New York City GO VRDN Series 2005 Subseries E-2 (Bank of America N.A. LOC) (A-1+/VMIG1)
5,000,000	4.500	10/01/08	5,000,000
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 B (GO of Corp.) (TD Banknorth LOC) (A-1+/VMIG1)
2,000,000	6.250	10/01/08	2,000,000
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 C (GO of Corp.) (TD Banknorth LOC) (A-1+/VMIG1)
2,670,000	7.750	10/01/08	2,670,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (LOC) (A-1+)
10,000,000	7.950	10/01/08	10,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (LOC) (A-1+)
5,315,000	7.950	10/01/08	5,315,000
New York City IDA Civic Facility VRDN RB ROCS RR II R-11558 Series 2008 (BHAC) (AMBAC) (Citibank N.A.) (A-1+)(a)
2,700,000	3.930	10/02/08	2,700,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City Municipal Water Finance Authority CP Series 5 (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A+1+)
$2,000,000	1.750%	01/08/09	$2,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Putters Series 2006-1263 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,370,000	4.750	10/02/08	1,370,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Putters Series 2008-3026 (JPMorgan Chase Bank SPA) (A-1+)(a)
2,000,000	5.890	10/02/08	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB ROCS RR II R-12010 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
1,000,000	4.590	10/02/08	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB ROCS RR II R-406 Series 2005 (Citibank N.A. SPA) (A-1+)(a)
240,000	5.660	10/02/08	240,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2006 CC-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
2,000,000	6.150	10/01/08	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2001 F-1 (Dexia Credit Local SPA) (A-1+/VMIG1)
2,000,000	5.000	10/01/08	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 Subseries B-2 (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
5,000,000	4.150	10/01/08	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA) (A-1+/VMIG1)
10,475,000	7.760	10/02/08	10,475,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-1 Subseries 1C (JPMorgan Chase Bank SPA) (A-1+/VMIG1)
2,845,000	5.000	10/01/08	2,845,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
5,000,000	4.150	10/01/08	5,000,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-3 Subseries 3F (Royal Bank of Canada SPA) (A-1+/VMIG1)
4,400,000	4.150	10/01/08	4,400,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-3 Subseries 3H (Royal Bank of Canada SPA) (A-1+/VMIG1)
5,000,000	5.000	10/01/08	5,000,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
900,000	7.830	10/01/08	900,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (JPMorgan Chase Bank SPA) (A-1+/VMIG1)
$1,800,000	7.850%	10/01/08	$1,800,000
New York City Transitional Finance Authority VRDN RB Putters Series 2005-791 (JPMorgan Chase & Co. SPA) (A-1+)(a)
870,000	4.750	10/02/08	870,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,450,000	7.850	10/01/08	2,450,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank) (A-1+/VMIG1)
1,400,000	9.000	10/01/08	1,400,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT 04/29/08 (VMIG1)
7,300,000	6.250	10/02/08	7,300,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA) (A-1+)
11,125,000	7.850	10/02/08	11,125,000
New York City Trust Cultural Resources VRDN RB for Solomon R. Guggenheim Foundation Series 1990 B (Bank of America N.A. LOC) (VMIG1)
645,000	7.200	10/02/08	645,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A2 (Bank of America N.A. SPA) (A-1+/VMIG1)
11,700,000	4.500	10/01/08	11,700,000
New York City Trust Cultural Resources VRDN RB Refunding for Lincoln Center Series 2008 A2 (Bank of America N.A. LOC) (A-1+/VMIG1)
10,000,000	4.500	10/01/08	10,000,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A.) (A-1+)(a)
7,500,000	5.150	10/02/08	7,500,000
New York State Dormitory Authority for Columbia University CP Series 2002 C (A-1+)
2,000,000	1.670	01/08/09	2,000,000
New York State Dormitory Authority for Cornell University CP Series 2008 (P-1/A-1+)
5,000,000	1.650	01/08/09	5,000,000
10,000,000	1.750	01/08/09	10,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2003 B RMKT 03/09/05 (A-1+/VMIG1)
1,900,000	6.500	10/02/08	1,900,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Ithaca College Series 2008 (RBS Citizens N.A. LOC) (VMIG1)
9,800,000	8.000	10/02/08	9,800,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Long Island University Series 2008 A-2 (RBS Citizens N.A. LOC) (A-1+/VMIG1)
6,500,000	8.200	10/02/08	6,500,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A Convertible 04/03/08 (A-1+)
$12,160,000	6.250%	10/02/08	$12,160,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A2 Convertible 04/07/08 (A-1+)
8,300,000	6.250	10/02/08	8,300,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for St. Lawrence University Series 2008 (RBS Citizens N.A. LOC) (A-1+/VMIG1)
2,000,000	8.000	10/02/08	2,000,000
New York State Dormitory Authority RB for Personal Income Tax Series 2003 A (AAA/Aa3)
1,450,000	5.000	03/15/09	1,472,658
New York State Dormitory Authority Secondary Issues VRDN RB ROCS RR II R-11186 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,795,000	4.520	10/02/08	4,795,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT 04/10/08 (HSBC Bank USA N.A. SPA) (A-1+/VMIG1)
500,000	6.400	10/02/08	500,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible 09/03/08 (HSBC Bank USA N.A. LOC) (A-1+/VMIG1)
4,000,000	4.150	10/01/08	4,000,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,700,000	4.150	10/01/08	1,700,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,000,000	6.400	10/02/08	3,000,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,400,000	6.400	10/02/08	1,400,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D-2E (BNP Paribas SPA) (A-1+)
555,000	7.850	10/02/08	555,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 A (A-1+/VMIG1)
2,035,000	7.750	10/01/08	2,035,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 B (A-1+/VMIG1)
790,000	7.750	10/01/08	790,000
New York State Dormitory Authority VRDN RB for Rockefeller University P-Floats-PA 1196 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,795,000	8.450	10/01/08	5,795,000
New York State Dormitory Authority VRDN RB Secondary Issues Eagle Series 2007-0096 Class A (Citibank N.A. SPA) (A-1+)(a)
885,000	4.750	10/02/08	885,000
New York State Dormitory Authority VRDN RB Secondary Issues Putters Series 2008-3053 (JPMorgan Chase Bank) (A-1+)(a)
4,495,000	4.620	10/02/08	4,495,000
New York State Dormitory Authority VRDN RB Secondary Issues ROCS RR II R-11535 Series 2008 (Citibank N.A.) (A-1+)(a)
3,400,000	5.540	10/02/08	3,400,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York State Dormitory Authority VRDN RB Secondary Issues ROCS RR II R-12040 Series 2007 (Citigroup Financial Products) (A-1+)(a)
$3,000,000	4.550%	10/02/08	$3,000,000
New York State Dormitory Authority VRDN RB Secondary Issues ROCS RR II R-8101 Series 2008 (Citigroup Financial Products) (A-1+)(a)(b)
1,355,000	4.660	10/02/08	1,355,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank) (A-1)(a)
3,545,000	4.700	10/02/08	3,545,000
New York State Environmental CP Series 1997 A (Bayerische Landesbank LOC and Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
5,500,000	1.580	11/06/08	5,500,000
6,600,000	1.600	11/07/08	6,600,000
New York State Environmental Facilities Corp. Personal Income Tax Revenue Floater Series 2008 DCL-043 (Dexia Credit Local) (A-1+)(c)
2,950,000	1.950	10/09/08	2,950,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 E (BNP Paribas LOC) (A-1+)
2,100,000	7.850	10/01/08	2,100,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+)
5,600,000	7.820	10/01/08	5,600,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+)
1,700,000	7.880	10/01/08	1,700,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT 08/02/07 (FNMA) (VMIG1)
11,000,000	8.900	10/01/08	11,000,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (VMIG1)
1,100,000	8.100	10/01/08	1,100,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT 05/27/04 (FNMA) (LOC) (VMIG1)
13,500,000	7.950	10/01/08	13,500,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
5,000,000	7.780	10/01/08	5,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT 11/09/06 (FNMA) (VMIG1)
5,500,000	8.050	10/01/08	5,500,000
New York State Housing Finance Agency VRDN RB for Tribeca Green Housing Series 2003 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
5,795,000	7.400	10/01/08	5,795,000
New York State Local Government Assistance Corp. RB Refunding Subordinated Lien Series 2003 A-2 (AAA/Aa3)
1,945,000	5.000	04/01/09	1,977,957
New York State Local Government Assistance Corp. RB Series 2008 C (AAA)
2,540,000	4.000	04/01/09	2,571,365

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York State Local Government Assistance Corp. VRDN RB Refunding Senior Lien Series 2008 B-CV (Royal Bank of Canada SPA) (A-1+)
$1,000,000	7.750%	10/01/08	$1,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
14,025,000	7.770	10/01/08	14,025,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 B (Bank of Nova Scotia LOC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,800,000	7.750	10/01/08	3,800,000
New York State Thruway Authority General Highway & Bridge Trust Fund RB Series 2008 B (AA)
6,120,000	3.000	04/01/09	6,163,088
New York State Thruway Authority General VRDN RB Putters Series 2008-2551 (FSA) (JPMorgan Chase & Co.) (A-1+)(a)
1,665,000	8.110	10/02/08	1,665,000
New York State Thruway Authority Personal Income Tax VRDN RB Putters Series 2008-2987 (JPMorgan Chase & Co.) (A-1+)(a)
4,705,000	4.280	10/02/08	4,705,000
New York State Thruway Authority Personal Income Tax VRDN RB ROCS RR-II-R-11237 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
9,735,000	4.180	10/02/08	9,735,000
New York State Thruway Authority RB for Bridge Service Contract Refunding Series 2008 (AA-)
1,600,000	4.000	04/01/09	1,616,470
New York State Urban Development Corp. VRDN RB ROCS RR II R-1094 Series 2008 (Citigroup Financial Products) (A-1+)(a)
1,395,000	3.940	10/02/08	1,395,000
Port Authority of New York & New Jersey VRDN RB Putters Series 1546 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	5.930	10/02/08	2,000,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-2449 (PNC National Bank) (A-1+)(a)
2,620,000	4.070	10/02/08	2,620,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3095 (JPMorgan Chase Bank) (VMIG1)(a)
5,000,000	6.020	10/02/08	5,000,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R-664 Series 2006 (Citibank N.A.) (F1+)(a)
5,200,000	5.570	10/02/08	5,200,000
Suffolk County GO Bonds Public Improvement Series 2007 B (MBIA) (AA/Aa3)
3,535,000	4.000	11/01/08	3,537,013
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-2763 (JPMorgan Chase & Co.) (A-1+/VMIG1)(a)
1,000,000	4.860	10/02/08	1,000,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase Bank) (VMIG1)(a)
6,500,000	6.080	10/02/08	6,500,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (ABN AMRO Bank N.V. SPA) (A-1+/VMIG1)
1,175,000	7.810	10/02/08	1,175,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1+/VMIG1)
$5,600,000	8.250%	10/02/08	$5,600,000
Westchester County GO Bonds Series 2007 B (AAA/Aaa)
2,100,000	4.000	11/15/08	2,101,787

			$484,535,126

TOTAL INVESTMENTS — 95.0%			$484,535,126

OTHER ASSETS IN EXCESS OF LIABILITIES — 5.0%			25,745,296

NET ASSETS — 100.0%			$510,280,422

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2008, these securities amounted to $93,520,000 or approximately 18.3% of net assets.
(b) All or a portion represents a forward commitment.
(c) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2008, these securities amounted to $2,950,000 or approximately 0.6% of net assets.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Securities ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
CP	— Commercial Paper
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

ILA TREASURY INSTRUMENTS PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Treasury Obligations — 106.2%
United States Treasury Bills
$70,900,000	0.000%		10/02/08	$70,900,000
54,600,000	0.050		10/02/08	54,599,924
40,000,000	0.150		10/02/08	39,999,833
7,800,000	1.510		10/02/08	7,799,673
12,000,000	1.550		10/02/08	11,999,483
42,000,000	1.560		10/02/08	41,998,180
10,200,000	1.570		10/02/08	10,199,555
5,600,000	1.600		10/02/08	5,599,751
10,000,000	0.020		10/09/08	9,999,956
45,000,000	0.100		10/09/08	44,999,000
48,600,000	0.150		10/09/08	48,598,380
20,000,000	0.350		10/09/08	19,998,444
13,000,000	1.575		10/09/08	12,995,450
76,000,000	0.100		10/16/08	75,996,833
50,000,000	0.990	(a)	10/16/08	49,979,375
24,000,000	1.251	(a)	10/16/08	23,988,333
12,000,000	1.261	(a)	10/16/08	11,993,700
10,000,000	0.200		10/23/08	9,998,778
54,000,000	0.300		10/23/08	53,990,100
160,000,000	0.350		10/23/08	159,965,778
25,000,000	0.020		10/30/08	24,999,597
17,000,000	0.750		10/30/08	16,989,729
6,000,000	0.800		10/30/08	5,996,133
37,000,000	0.840		10/30/08	36,974,963
70,000,000	0.850		10/30/08	69,952,069
75,000,000	1.011	(a)	10/30/08	74,941,083
1,000,000	1.450		11/06/08	998,550
29,000,000	1.580		11/06/08	28,954,180
11,000,000	1.600		11/06/08	10,982,400
55,000,000	1.710		11/06/08	54,905,143
85,000,000	1.780		11/06/08	84,848,700
8,000,000	1.840		11/13/08	7,982,418
22,000,000	1.850		11/13/08	21,951,386
53,000,000	1.855		11/13/08	52,882,568
7,000,000	1.870		11/13/08	6,984,365
14,000,000	1.380		11/20/08	13,973,167
8,000,000	1.390		11/20/08	7,984,556
22,000,000	1.790		11/20/08	21,945,306
102,000,000	1.850		11/20/08	101,737,917
35,000,000	1.900		11/20/08	34,907,639
5,000,000	1.935		11/20/08	4,986,563
22,000,000	1.680		11/28/08	21,940,453
11,000,000	1.040		12/04/08	10,979,662
2,500,000	1.640		12/04/08	2,492,711
7,000,000	1.650		12/04/08	6,979,467
7,500,000	1.655		12/04/08	7,477,933
20,000,000	1.660		12/04/08	19,940,978
17,000,000	1.670		12/04/08	16,949,529
12,000,000	1.675		12/04/08	11,964,267
2,000,000	1.680		12/04/08	1,994,027
7,000,000	1.685		12/04/08	6,979,031
11,000,000	1.690		12/04/08	10,966,951
17,000,000	1.700		12/04/08	16,948,622
19,000,000	1.690		12/11/08	18,936,672

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — (continued)
United States Treasury Bills (continued)
$14,000,000	1.420%	12/26/08	$13,952,509
8,000,000	1.050	01/02/09	7,978,300
4,000,000	1.150	01/08/09	3,987,350
15,000,000	1.180	01/08/09	14,951,325
34,000,000	1.450	01/08/09	33,864,425
10,000,000	1.460	01/08/09	9,959,850
8,000,000	1.490	01/08/09	7,967,220
10,000,000	1.500	01/08/09	9,958,750
22,000,000	1.530	01/08/09	21,907,435
20,000,000	1.550	01/08/09	19,914,750
11,000,000	1.560	01/08/09	10,952,810
31,000,000	1.570	01/08/09	30,866,158
75,000,000	1.650	01/08/09	74,659,687
5,000,000	1.950	01/15/09	4,971,292

TOTAL INVESTMENTS — 106.2%			$1,871,921,122

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%			(108,894,705)

NET ASSETS — 100.0%			$1,763,026,417

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) All or a portion represents a forward commitment.
Interest rates represent the annualized yield on date of purchase for discounted securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TREASURY OBLIGATIONS PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Treasury Obligations — 38.4%
United States Treasury Bills
$201,500,000	0.050%		10/02/08	$201,499,720
4,000,000	0.100	(a)	10/09/08	3,999,908
1,000,000	1.250	(a)	10/16/08	999,479
22,000,000	1.780		11/06/08	21,960,840
5,000,000	1.900		11/20/08	4,986,875
10,000,000	1.920		11/20/08	9,973,472
10,000,000	1.930		11/20/08	9,973,333
12,500,000	1.040		12/04/08	12,476,889
33,000,000	2.040		02/12/09	32,751,877
11,700,000	2.000		02/19/09	11,609,267
11,000,000	2.350		07/02/09	10,807,858
27,000,000	2.340		07/30/09	26,481,315
8,000,000	2.200		08/27/09	7,842,333

TOTAL U.S. TREASURY OBLIGATIONS				$355,363,166

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$355,363,166

Repurchase Agreements(b) — 61.7%
Joint Repurchase Agreement Account I
$543,600,000	0.400%		10/01/08	$543,600,000
Maturity Value: $543,606,040
UBS Securities LLC
26,600,000	0.130		10/01/08	26,600,000
Maturity Value: $26,600,096
Collateralized by U.S. Treasury STRIPS, 0.000%, due 02/15/18 to 08/15/18. The aggregate market value of the collateral, including accrued interest, was $27,134,623.

TOTAL REPURCHASE AGREEMENTS				$570,200,000

TOTAL INVESTMENTS — 100.1%				$925,563,166

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%				(841,362)

NET ASSETS — 100.0%				$924,721,804

The percentage shown for each investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) All or a portion represents a forward commitment.
(b) Unless noted, all repurchase agreements were entered into on September 30, 2008. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.
Interest rates represent the annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset date, which is based upon current interest rate indices.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

ILA PORTFOLIOS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Each Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
FAIR VALUE OF INVESTMENTS
For the period ended September 30, 2008, the Portfolios adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1- Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2- Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3- Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
As required by FAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Portfolios invest:

				Tax-Exempt	Tax-Exempt
	Federal	Money Market	Prime Obligations	California	Diversified
	Investments in	Investments in	Investments in	Investments in	Investments in
	Securities	Securities	Securities	Securities	Securities
Level	Long-Assets	Long-Assets	Long-Assets	Long-Assets	Long-Assets

Level 1	$41,991,273	$—	$—	$—	$—

Level 2(a)	3,101,005,571	419,594,017	701,763,650	597,477,305	1,530,671,586

Level 3	—	—	—	—	—

Total	$3,142,996,844	$419,594,017	$701,763,650	$597,477,305	$1,530,671,586

	Tax-Exempt New York	Treasury Instruments	Treasury Obligations
	Investments in	Investments in	Investments in
	Securities	Securities	Securities
Level	Long-Assets	Long-Assets	Long-Assets

Level 1	$—	$1,871,921,122	$355,363,166

Level 2(a)	484,535,126	—	570,200,000

Level 3	—	—	—

Total	$484,535,126	$1,871,921,122	$925,563,166

(a) The Portfolios utilize amortized cost which approximates fair value to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.
Forward Commitment Transactions — The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios

ILA PORTFOLIOS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.
Repurchase Agreements — The Portfolios may enter in repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Portfolios’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.
At September 30, 2008, the Treasury Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $543,600,000 in principal amount.
Repurchase Agreements

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Barclays Capital, Inc.	$1,800,000,000	0.70%	10/01/08	$1,800,035,000

Barclays Capital, Inc.	300,000,000	0.25	10/01/08	300,002,083

Credit Suisse Securities (USA) LLC	150,000,000	0.25	10/01/08	150,001,042

Greenwich Capital Markets	750,000,000	0.40	10/01/08	750,008,333

JPMorgan Securities	2,500,000,000	0.30	10/01/08	2,500,020,833

Merrill Lynch & Co., Inc.	3,080,600,000	0.10	10/01/08	3,080,608,557

Morgan Stanley & Co.	3,000,000,000	0.60	10/01/08	3,000,050,000

Morgan Stanley & Co.	1,000,000,000	0.50	10/01/08	1,000,013,889

TOTAL				$12,580,739,737

At September 30, 2008, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bond, 5.500% due 08/15/28; U.S. Treasury Inflation Protected Securities, 2.375% to 3.000%, due 07/15/12 to 01/15/25; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 10/15/08 to 05/15/21; U.S. Treasury Notes, 2.000% to 11.250%, due 10/31/08 to 01/15/17 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/08 to 05/15/18. The aggregate market value of the collateral, including accrued interest, was $12,832,222,966.
At September 30, 2008, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

Money Market	$155,800,000

Prime Obligations	231,200,000

Repurchase Agreements

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,000,000,000	2.25%	10/01/08	$1,000,062,500

Banc of America Securities LLC	1,500,000,000	2.25	10/01/08	1,500,093,750

Barclays Capital, Inc.	100,000,000	0.25	10/01/08	100,000,694

Barclays Capital, Inc.	497,800,000	1.00	10/01/08	497,813,828

Barclays Capital, Inc.	5,850,000,000	2.25	10/01/08	5,850,365,625

Credit Suisse Securities (USA) LLC	150,000,000	1.80	10/01/08	150,007,500

ILA PORTFOLIOS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Deutsche Bank Securities, Inc.	300,000,000	2.75	10/01/08	300,022,917

Greenwich Capital Markets	750,000,000	2.50	10/01/08	750,052,083

JPMorgan Securities	1,600,000,000	2.00	10/01/08	1,600,088,889

Merrill Lynch & Co., Inc.	2,000,000,000	1.50	10/01/08	2,000,083,333

Morgan Stanley & Co.	800,000,000	0.40	10/01/08	800,008,889

Morgan Stanley & Co.	500,000,000	1.75	10/01/08	500,024,306

UBS Securities LLC	950,000,000	1.50	10/01/08	950,039,583

TOTAL				$15,998,663,897

     At September 30, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank 0.000%, due 01/08/09; Federal Home Loan Bank, 0.000% to 5.250%, due 10/27/08 to 06/05/17; Federal Home Loan Mortgage Corp., 3.250% to 7.500%, due 03/05/09 to 12/01/47; Federal National Mortgage Association, 3.000% to 15.500%, due 12/01/08 to 10/01/48 and U.S. Treasury Note, 7.500%, due 11/15/16. The aggregate market value of the collateral, including accrued interest, was $16,356,152,736.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 26, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	November 26, 2008

* Print the name and title of each signing officer under his or her signature.